As filed with the Securities and Exchange Commission on November 29, 1999

                                        Securities Act Registration No. 33-94668
                                    Investment Company Registration No. 811-9070


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |X|
                      Post-Effective Amendment No. 6  x                      |X|
                                                     ---
                                     and/or
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     |X|
                               Amendment No. 8                               |X|
                       (Check appropriate box or boxes)  x
                                                        ---
                                  DEVCAP TRUST
                        (a Massachusetts Business Trust)
               (Exact Name of Registrant as Specified in Charter)

                             209 West Fayette Street

                         Baltimore, Maryland 21201-3443
                    (Address of principal executive offices)

                                 (800) 371-2655
               Registrant's telephone number, including area code

                               Joseph N. St. Clair
                              209 West Fayette St.
                         Baltimore, Maryland 21201-3443
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Beth R. Kramer, Esq.
                              Mayer, Brown & Platt
                                  1675 Broadway
                            New York, N.Y. 10019-5820


It is proposed that this filing will become effective: (check appropriate box)

            X   immediately upon filing pursuant to paragraph (b)
          ----
          ____  on (date) pursuant to paragraph (b)

          ____  60  days after filing pursuant to paragraph (a)(i)

          ____  on (date) pursuant to paragraph (a)(i)

          ____  75 days after filing pursuant to  paragraph (a)(ii)

          ____  on (date) pursuant to paragraph (a)(ii) of Rule 485

          If appropriate, check the following box:
          ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                       DECLARATION PURSUANT TO RULE 24f-2

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933, as amended. Registrant has filed the Rule 24f-2 Notice for its fiscal year ended July 31, 1999 on October 29, 1999.

                                  [DEVCAP LOGO]


                           DEVCAP Shared Return Fund

   A mutual fund that has two primary objectives: an investment objective and a charitable objective. The Fund's investment objective is to achieve long-term total return which matches the performance of the Domini 400 Social Index(sm). The Fund's charitable objective is to enable shareholders to
         donatea  portion  of  their  total  annual   returns  to  help  finance
               micro-enterprise programs in developing countries.














                                   Prospectus

                                November 29, 1999







        Aswith all mutual funds, the Securities and Exchange  Commission has not approved or disapproved of these securities or passed
                       on the adequacy of this prospectus.
              Anyone who tells you otherwise is committing a crime.

                                Table of Contents

Fund Details...................................................................3
     Fund Objectives...........................................................3
     Principal Investment Strategies...........................................3
     Principal Risks of Investing in the Fund..................................4
     Performance...............................................................5
     Fees and Expenses.........................................................6

Portfolio Management...........................................................7
     The Investment Manager and Submanager.....................................7
     Fund Distribution.........................................................7
     The Master Feeder Structure...............................................8

Shareholder Information........................................................9
     Pricing of Fund Shares....................................................9
     Buying and Selling Shares.................................................9
     Charitable Contributions Program.........................................12
     Dividends and Capital Gains Distributions................................13
     Tax Consequences.........................................................13
     The Year 2000 Problem....................................................14

Financial Highlights..........................................................15

DEVCAP Non-Profit.............................................................16

Account Application...........................................................17


This prospectus describes the objectives and strategies of the Fund, the potential risks of investing, the Fund's management, and other information necessary to make an informed investment decision. Please read it carefully before you invest and then retain it for future reference.

The Fund is a separate series of DEVCAP Trust.

Fund Details

Fund Objectives

The Fund has two primary objectives: an investment objective and a charitable objective. The Fund's investment objective is to achieve long-term total return which matches the performance of the Domini 400 Social Index (sm) ("DSI"), an index comprised of stocks that meet certain social and environmental criteria described below. The Fund's charitable objective is to enable shareholders to donate a portion of their total annual returns to help finance micro-enterprise programs in developing countries.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing all of its assets in the Domini Social Index Portfolio (the "Portfolio"), a portfolio with the same investment objective as the Fund. Accordingly, the discussion below describes the investment strategies of the Portfolio.

The Portfolio's "Investment Manager," Domini Social Investments LLC, and "Submanager," Mellon Equity Associates, seek to achieve the Portfolio's investment objective by investing substantially all of the Portfolio's assets in common stocks in approximately the same proportion as they are represented in the DSI. For example, if the common stock of a company represents five percent of the DSI, the Portfolio will invest the same percentage of its assets in that stock. The Portfolio's securities may be periodically readjusted to reflect changes to the DSI. The Investment Manager and Submanager seek a correlation between the performance of the Portfolio, before expenses, and that of the DSI of 95% or better. The figure of 100% would indicate a perfect correlation.

The DSI is a common stock index comprised of the stocks of approximately 400 U.S. companies which are weighted according to market capitalization. The DSI was developed and is currently maintained by Kinder, Lydenberg, Domini & Co., Inc. ("KLD"). The index consists of stocks of companies chosen for their corporate and social responsibility, as well as their financial performance. "Domini(sm)" and "Domini 400 Social Index(sm)" are service marks of KLD which are licensed to the Investment Manager. KLD has selected companies for the DSI in accordance with the following social criteria:

         o Safe and Useful Products, including a company's record with regard to product safety, marketing practices and commitment to quality.

         o Employee Relations, including a company's record with regard to labor matters, workplace safety, equal employment opportunities, employee benefit programs, and meaningful participation in company profits either through stock purchase or profit sharing plans.

         o Corporate Citizenship, including a company's record with regard to philanthropic activities and community relations.

         o The Environmental Performance, including a company's record with regard to fines or penalties, waste disposal, toxic emissions efforts in waste reduction and emissions reduction, recycling, and environmentally beneficial fuels, products and services.

The DSI excludes companies that derive more than 2% of their gross revenues from the sale of military weapons, companies that derive any revenues from the manufacture of tobacco products or alcoholic beverages, companies that derive identifiable revenues from gambling operations, and companies that own or operate nuclear power plants.

In order to be included in the DSI, a company must also meet certain financial criteria. In determining which stocks will be included in the DSI, KLD will evaluate a company's diversification across industries, financial solvency, market capitalization, and portfolio turnover. Companies that are in bankruptcy or whose bankruptcy may be imminent may be excluded from the DSI.

Approximately 60% of the stocks in the DSI are stocks of companies included in the Standard & Poor's(R) 500 Composite Stock Price Index (the "S&P 500"). The S&P 500 is a broad-based market index that includes common stocks of 500 companies representing a significant portion of the market value of all common stocks publicly traded in the United States. The remaining stocks comprising the DSI were selected based on the social and financial criteria described above.

Standard & Poor's Corporation does not sponsor or endorse the Portfolio or the Fund and makes no representation as to the advisability of investing in the Portfolio or Fund.

Equity securities or stocks represent an ownership interest, or right to acquire an ownership interest, in a company. Some of the stocks included in the DSI may be stocks of foreign issuers (provided that the stocks are traded in the United States in the form of American Depositary Receipts or similar instruments denominated in United States dollars). The Fund may also invest in options on equity securities.

In addition, the Portfolio may invest cash reserves in short-term debt securities, including securities issued by agencies or instrumentalities of the United States Government, bankers' acceptances, commercial paper, certificates of deposit, bank deposits or repurchase agreements.

Principal Risks of Investing in the Fund

All investments involve some degree of risk. When you sell shares of the Fund, they could be worth less than what you paid for them. There is never any assurance that a fund will perform as it has in the past. Loss of money is a risk of investing in the Fund. It is important that you understand that the Fund's and Portfolio's performance may be affected by the risks described below.

         o Market risk. Stock markets are volatile and prices of equity securities can decline significantly in response to adverse political, regulatory or economic developments. The value of the Fund may be affected by a decline in financial markets in general.

         o Price fluctuations of equity securities. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market, economic and political conditions.

         o Foreign securities. Securities of foreign issuers may represent a greater degree of risk (i.e., as a result of exchange rate fluctuation, tax provisions, war or expropriation) than do securities of domestic issuers.

         o Investment Manager risk. There can be no assurance that the Investment Manager's and Submanager's application of the Portfolio's investment strategies will be successful and the Fund and Portfolio may underperform the stock market or other funds. The ability of the Fund to correlate its performance with the DSI by investing in the Portfolio will be affected by, among other things, the size and timing of cash flows into and out of the Fund and Portfolio and the Fund's and Portfolio's expenses.

         o Risk of investing in a passively managed fund. In using a "passive" investment approach, the Investment Manager and Submanager seek to track the DSI. The Portfolio's securities will ordinarily not be sold except to add or remove stocks that comprise the DSI, or as may be necessary to raise cash to pay shareholders who wish to sell their shares. As such, the adverse performance of a particular stock ordinarily will not result in the removal or substitution of the stock from the Portfolio and the Portfolio will remain invested in stocks even when stock prices are generally falling. In addition, the performance of the DSI does not take into account brokerage and other transaction costs which will be borne by the Fund and Portfolio (e.g., management fee, transfer agency and accounting costs).

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The information in the chart below shows the Fund's calendar year annual total returns over the past three years. Results based on the past performance of a fund are not an indication of how the fund will perform in the future. However, a review of the Fund's past performance can help illustrate the variability of Fund returns and the risks of investing in the Fund over time. The calculation of total return in the chart and table below assumes reinvestment of all capital gains and dividends.

Annual Total Returns (calendar years)


                 40.00% |
                        |                         34.65%
                        |                                        31.89%
                 30.00% |
                        |
                        |
                 20.00% |        19.96%
                        |
                        |
                 10.00% |
                        |
                        |
                  0.00% |
                        |
                        |
                 -10.00%|__________________________________________________
                                  1996           1997             1998



During the periods shown in the bar chart, the highest return for the Fund for a quarter was 24.31% (quarter ending December 31, 1998) and the lowest return for the Fund for a quarter was -9.90% (quarter ending September 30, 1998). The year-to-date total return through September 30, 1999 for the Fund was 3.30%.

The table below compares the Fund's average annual returns to the annual returns of the S&P 500. It provides an indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance.

Average Annual Total Returns

For periods ended December 31, 1998   Past 1 year  Past 5 years  Life of Fund(1)
-----------------------------------   -----------  ------------  ------------

DEVCAP Shared Return Fund                 31.89%        n/a          28.08%
S&P 500(2)                                28.57%      24.06%         19.20%

(1) The Fund commenced operations on October 19, 1995.
(2) The S&P 500(R) is the Standard and Poor's Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

Fees and Expenses
                                    Fee Table

The table below describes the fees and expenses that you may pay if you buy, hold or sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)..................................    None
Maximum Deferred Sales Charge (Load)...................................    None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and Other Distributions..............................................    None
Redemption Fee(1)......................................................    None
Exchange Fee...........................................................    None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees........................................................    0.20%
Distribution and/or Service (12b-1) Fees(2)............................    0.25%
Other Expenses.........................................................    1.53%
Total Annual Fund Operating Expenses...................................    1.98%
Less Reimbursed Expenses(3)............................................    0.23%
Net Fund Operating Expenses............................................    1.75%

--------
(1) The transfer agent charges $10 for each wire redemption and $16 for each IRA redemption.

(2) The  Fund  currently   pays   no  distribution  ("12b-1") fees  because  its
    distribution  plan is inactive.

(3) Under the terms of an agreement, dated November 29, 1999, the Fund's sponsor, Development Capital Fund ("DEVCAP Non-Profit"), has agreed to reimburse the Fund for all expenses (excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) in excess of 1.75% of the Fund's average daily net assets until November 29, 2000.


Example

This example illustrates the cost of investing in the Fund over various time periods. It is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

         o you invest $10,000 in the Fund and sell all of your shares at the end of the time periods indicated

         o    your investment  returns 5% each year

         o the Fund's operating expenses remain the same for the time periods indicated

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 Year             3 Years          5 Years            10 Years
           ------             -------          -------            --------

            $200               $618             $1,062             $2,296

Portfolio Management

The Fund is a passively managed fund that seeks to achieve its investment objective by investing all of its assets in the Portfolio. As such, the Fund's assets are managed as part of the Portfolio by the Portfolio's Investment Manager. The discussion below provides information about the Portfolio's management, the Fund's distribution arrangements and the Fund's participation in a master feeder structure. See the Statement of Additional Information for more detailed information about the Portfolio's management and for additional information about the Portfolio's and Fund's other service providers.


The Investment Manager and Submanager

Domini Social Investments, LLC, ("DSIL") is the Portfolio's Investment Manager. DSIL provides investment management and administrative services to the Portfolio pursuant to an investment management agreement between DSIL and the Portfolio. These services include investment supervisory services, operational support, the provision of office facilities and the supervision of the administration of the Portfolio. DSIL has been a registered investment adviser under the Investment Advisers Act of 1940 ("1940 Act") since 1997. As of July 31, 1999, DSIL had approximately $1.3 billion in assets under management. Its principal business office is located at 11 West 25th Street, New York, New York 10010.

The Portfolio pays DSIL an annual management fee of 0.20% of the Portfolio's average daily net assets for the services and facilities furnished to the Portfolio. The Portfolio's investment management agreement describes the management fee, which is accrued daily and paid monthly, and other expenses that the Portfolio must pay. Under the terms of an agreement, dated November 29, 1999, the Fund's sponsor, DEVCAP Non-Profit, has agreed to reimburse the Fund for all expenses (excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) in excess of 1.75% of the Fund's average daily net assets until November 29, 2000.

Mellon Equity Associates is the Portfolio's Submanager. Mellon Equity provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a submanagement agreement between Mellon Equity and DSIL. These services consist primarily of the removal and substitution of securities to track changes to the DSI. Mellon Equity does not itself determine the composition of stocks to the DSI. Mellon Equity has been registered as an investment adviser under the 1940 Act since 1986. Prior to 1987, Mellon Equity was part of the Equity Management Group of Mellon Bank's Trust and Investment Department, which has managed domestic equity, tax-exempt and institutional pension assets since 1947. Its principal business office is located at 500 Grant Street, Suite 3700, Pittsburgh, PA 15258.

As compensation for its investment submanagement services, DSIL pays Mellon Equity an annual submanagement fee of 0.70% of the Portfolio's average daily net assets.


Fund Distribution

CBIS Financial Services, Inc. ("CBIS") is the distributor of the Fund's shares. The Board of Trustees ("Trustees") of DEVCAP Trust (the "Trust") has adopted a distribution plan on behalf of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, to allow the Fund to pay distribution fees related to the sale and distribution of Fund shares and other fees for services provided to shareholders. The distribution plan authorizes the Fund to reimburse CBIS up to 0.25% of the Fund's average daily net assets for expenses incurred in connection with the sale and distribution of Fund shares and other fees for services provided to shareholders. The Fund currently pays no 12b-1 fees because its distribution plan is inactive. If the Fund's distribution plan were active these fees and expenses would include payments to employees of CBIS, payments to broker-dealers who advise shareholders regarding the purchase, sale or retention of shares of the Fund, expenses related to advertising, printing and distributing prospectuses and reports, expenses related to preparing and printing sales literature and other distribution-related expenses. If 12b-1 fees were currently being paid they would be paid out of the Fund's assets on an on-going basis, and over time such fees would increase the cost of your investment and could cost you more than paying other types of sales charges.


The Master Feeder Structure

Unlike traditional mutual funds that directly invest their assets in a portfolio of securities, the Fund participates in a so-called "master feeder" arrangement. This arrangement permits one or more mutual funds with substantially identical investment objectives (the feeder funds) to combine their assets by investing in a single portfolio (the master fund) having the same investment objective. The feeder funds sell their shares to the public and invest all of their assets in the master fund. In turn, the master fund, in accordance with its and the feeder funds' common investment objective, invests its assets in portfolio securities.

The Fund, along with other mutual funds, seeks to achieve its investment objective by investing all of its assets in the Portfolio. Each feeder fund that invests in the Portfolio will do so on the same terms and conditions as the Fund and will pay its proportionate share of the Portfolio's expenses. However, the fees and expenses paid by each feeder fund to invest in the Portfolio may vary, resulting in differences in performance among the feeder funds. Information about other feeder funds that invest in the Portfolio is available by calling
(212) 352-9290. Generally, when the Portfolio seeks a vote, the Fund will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one vote for each share held.

The Fund may withdraw its assets from the Portfolio at any time if the Trustees determine that it is in the best interests of the Fund. In the event of such withdrawal, the Trustees will consider appropriate actions, including investment of the Fund's assets into another mutual fund having the same investment objective as the Fund.

Shareholder Information

Pricing of Fund Shares

All purchases and sales of Fund shares will be processed at the net asset value ("NAV") per share next calculated after your request is received by the Fund. The Fund's NAV is calculated by deducting the amount of the Fund's liabilities from the value of its assets and dividing the difference by the number of outstanding shares of the Fund.

              NAV    =   Total Assets  -  Liabilities
                         Number of Shares Outstanding

The Fund's NAV is determined at the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed. In order to receive a day's price, your purchase or redemption request must be received by the Fund in good order by the close of the regular trading session of the NYSE. (Please see page 12 for a definition of "good order.") Securities are valued at market value or, if a market quotation is not readily available, at their fair value as determined by the Trustees. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

The NAV of the Portfolio is calculated by deducting the amount of the Portfolio's liabilities from the value of its assets. The Portfolio values securities at market value by using the last reported sale price, or last reported bid price if no sales were reported. At the close of each business day, the value of the Fund's investment in the Portfolio will be determined by multiplying the NAV of the Portfolio by the Fund's percentage interest of the Portfolio's net assets.

You can request the Fund's current NAV by calling (800) 371-2655. See the Statement of Additional Information for more detailed information about the pricing of Fund shares.

Buying and Selling Shares

General Information

You may buy or sell shares of the Fund directly from the Fund in the manner described below. The Fund does not impose a sales charge to buy or sell shares. For general account, product or service information or shareholder questions concerning the procedures outlined below contact:

              DEVCAP Shared Return Fund
              P.O. Box 2152
              Milwaukee, WI 53201-2152
              Telephone: (800) 371-2655

You may also buy or sell shares of the Fund through a retirement account or an investment professional. If you invest through a retirement account or an investment professional, the procedures for buying and selling shares of the Fund may differ. Additional fees may also apply to your investment in the Fund, including a transaction fee if you buy or sell shares of the Fund through a broker-dealer or other investment professional.

If you are investing in the Fund for the first time you will need to establish an account by completing an account application. Please note that the application(s) which you will need may vary depending on the type of account you desire. To request an account application call (800) 371-2655. The different types of accounts you may establish are the following:

         o Individual or Joint Account. Individual accounts are owned by one person. Joint accounts have two or more owners. You can use a regular account application to open these types of accounts.

         o Individual Retirement Plan Accounts. You can purchase shares through an Individual Retirement Account (IRA). Retirement plan accounts require a special account application.

         o Gifts or Transfers to a Minor (UGMA or UTMA) Accounts. A UGMA/UTMA account is a custodial account managed for the benefit of a minor. This type of account requires a regular account application and may require additional information.

         o Trust Accounts. An established trust can open an account. This type of account requires a regular account application and may require additional documentation.

         o    Business Accounts.  Corporations and partnerships may also open an
              account.   This  type  of  account   requires  a  regular  account
              application and may require additional documentation.

Please note that the following investment minimums apply when buying shares of the Fund:


         Investment Minimums

         To open a  regular account.................................   $   1,000
         To add to a regular account................................        None
         To open a regular account with an
           Automatic Investment Plan................................   $     500
         To add to a regular account with an
           Automatic Investment Plan................................   $      25
         To open an IRA account.....................................   $     250
         To add to an IRA account...................................        None

These minimums may be waived or lowered by the Fund.


Buying Shares

The price to buy one share of the Fund is the Fund's NAV. There is no sales charge imposed when buying Fund shares. When you buy shares, your request will be processed at the next NAV calculated after your order is received. When you place an order to buy shares please note the following:

         o All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

         o Cash, credit cards, third party checks and credit card checks will not be accepted.

         o  Checks must be made payable to "DEVCAP Shared Return Fund."

         o If a purchase does not clear your bank, the Fund reserves the right to cancel the purchase. The Fund will charge a $20 service fee against your account for any check or electronic funds transfer returned unpaid. Your purchase will be canceled, and you will be responsible for any resulting loss to the Fund.

Short-term or excessive trading into and out of the Fund may harm performance by disrupting the Fund's investment strategies and increasing the Fund's expenses. Accordingly, the Fund reserves the right to reject any purchase orders, particularly from market timers or investors who, in the Investment Manager's opinion, are likely to engage in short-term or excessive trading that has been or may be disruptive to the Fund. If your purchase order is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase.

The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

You may buy shares of the Fund through the following options:

         o By Mail. Complete and sign the appropriate account application. Make your check payable to "DEVCAP Shared Return Fund." Mail the account application and check to the following address:

                           DEVCAP Shared Return Fund
                           P.O. Box 2152
                           Milwaukee, WI 53201-2152

         o By Wire. Call (800) 371-2655 to arrange to establish an account number and receive wire instructions. An investor desiring to purchase shares by a wire transfer of funds should request its bank to immediately transmit available funds. Bank wires for the purchase of shares should be sent to:

                  UMB Bank NA
                  ABA#  101000695 For Credit to: DEVCAP Trust
                  A/C#  987-096-4139
                  For further credit to:
                  Include Shareholder Name, Address, and Account Number

You may also buy shares of the Fund through an Automatic Investment Plan which allows you to invest, through your bank, specified dollar amounts at regular intervals (minimum of $25 in monthly, quarterly, semi-annual or annual intervals). For more information call (800) 371-2655.

Shares of the Fund may also be purchased by exchanging securities for shares of the Fund. The Fund will not accept a security in exchange for Fund shares unless: (i) the security is consistent with the investment objectives and policies of the Fund and the Portfolio; and (ii) the security is deemed acceptable by the Investment Manager and the Submanager.

Selling Shares

The price to sell or redeem one share of the Fund is the Fund's NAV. You may sell all or a portion of your shares on any business day and there is no redemption charge imposed on sales of Fund shares. Your shares will be sold at the next NAV calculated after your redemption request has been received in good order. (Please see page 12 for a definition of "good order.") The value of the shares that you sold may be more or less than your original purchase price.

When you place a redemption request please note the following:

         o It may take up to seven days to process your redemption request.

         o    Redemption   proceeds  may  be  delayed  until  money  from  prior
              purchases sufficient to cover your redemption has been received and collected. This can take up to 15 days after a purchase.

         o Redemptions may be suspended or payment dates postponed when the NYSE, the Fund or the Fund's transfer agent are closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission.

         o Redemption proceeds may be paid in securities or other assets rather than in cash if the Trustees determine it is in the best interests of the Fund.

         o    The Fund reserves the right to modify its redemption procedures.

         o You will not receive interest on amounts represented by uncashed redemption checks.

         o    The  Fund   reserves   the  right  to  refuse  wire  or  telephone
              redemptions.

         o Signature guarantees are required for the following: (i) redemption requests over $10,000; (ii) redemptions made within 30 days of a change of address; (iii) if the proceeds of redemption (regardless of amount) are to be sent to a person other than the registered holder and/or to an address other than the address of record; and (iv) transfers of shares. Signature guarantees may be obtained from a commercial bank or trust company in the United
              States, a member of the NYSE and some savings and loan associations. A notary public is not acceptable.

         o The Fund reserves the right to redeem involuntarily on at least 30 days' notice the balance in a shareholder's account having a current value of less than $250, but not if an account falls below $250 due to a change in the market value of the Fund's shares.

You may request to sell your shares by mail or by telephone, subject to certain procedures. You may sell shares of the Fund through the following options:

         o By Mail. Send a written redemption request, including your name, the Fund's name, your account number, and the dollar amount or number of shares to be sold to the following address:

                         DEVCAP Shared Return Fund
                         P.O. Box 2152
                         Milwaukee, WI 53201-2152

              For overnight deliveries, please use the following address:

                          DEVCAP Shared Return Fund
                          c/o Sunstone Financial Group, Inc.
                          207 East Buffalo St.
                          Suite 315
                          Milwaukee, WI 53202

              Your redemption request must be in "good order" to be accepted. Requests in "good order" must include the following:

              1. A letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered (if the shares are in street name, you must sell the shares through your investment professional);

              2. Any required signature guarantees. To protect shareholder accounts, the Fund and the Fund's transfer agent from fraud, signature guarantees may be required in certain instances, including redemptions in excess of $10,000, to enable the transfer agent to verify the identity of the person who has authorized a redemption request from an account.

              3. Any additional information or supporting legal documents which the Fund may require.


         o By Telephone. If you did not waive the telephone redemption privilege on your new account application you may sell shares over the telephone by calling the Fund's transfer agent at (800) 371-2655. In order to sell shares over the telephone you must provide your account number and your social security number. For your protection, telephone redemption requests will be recorded in order to verify their accuracy. If the Fund follows reasonable procedures to confirm that redemption instructions are genuine it shall not be liable for unauthorized or fraudulent redemption requests.


Redemption proceeds can be sent by mail, wire or electronic funds transfer. Redemptions will be sent to pre-authorized addresses. There is a $10.00 fee for wire redemption which will be deducted from your proceeds. Payment may be delayed for up to 15 days on redemption requests for recent purchases made by check or electronic funds transfer in order to ensure that the purchase has cleared.

Any time you sell shares of the Fund in a taxable account, it is considered a taxable event on which you may recognize a gain or a loss.

Charitable Contributions Program

The Fund is designed to enable you to share the total return of your investment in the Fund with Development Capital Fund ("DEVCAP Non-Profit"), a non-profit organization that promotes micro-enterprise development programs in developing countries. You may indicate your desire to make an annual contribution to DEVCAP Non-Profit when you initially purchase shares of the Fund. You may elect to contribute a percentage of your total returns in any one of the following increments: 10%, 25%, 50%, 75% or 100%. You may subsequently change the amount of your total returns that you wish to contribute. Additionally, you may elect not to contribute any portion of your returns on a year-by-year basis.

On or about the third week of November, the Fund will mail a notice of record indicating the dollar amount of your estimated contribution for that year, based on your contribution election and your estimated year-to-date total return. In order to change your contribution election, you must notify the Fund on or before the second Friday of December by calling (800) 371-2655 (option 3) or by writing to the following address:

                  DEVCAP Shared Return Fund
                  P.O. Box 2152
                  Milwaukee, WI 53201-2152

By January of the following year, the Fund will mail you a notice of record indicating the dollar amount of your actual contribution for the previous year. This contribution will be made by deducting the appropriate number of your shares (valued at their fair market price) in the Fund equaling your annual contribution election. The fair market value of your Fund share donation will generally be tax deductible. See the "Tax Consequences" section below.

The value of your annual contribution will be determined according to the change in value of your account between January 1 (or the date of the your initial investment) and the second Friday in December of the same year, adjusted for redemptions, distributions and purchases. See the Statement of Additional Information for more detailed information.

Dividends and Capital Gains Distributions

The Fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to you as dividends. The Fund also realizes capital gains from its investments, and distributes these gains (less any losses) to you as capital gains distributions. The Fund usually pays dividends and capital gains distributions in December. You may elect to have your dividends and capital gains distributions paid in cash or reinvested in additional shares of the Fund.

Tax Consequences

As with any investment, your investment in the Fund will have tax consequences which you should consider.

Dividends and distributions you receive from the Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax, and may also be subject to state or local taxes. Distributions may be taxable at different rates depending on the type of income earned by the Fund and the length of time the Fund held a security when it was sold. For federal income tax purposes, the Fund's distributions of dividends and short-term capital gains are taxable to you as ordinary income. The Fund's distributions of long-term capital gains are taxable to you generally as long-term capital gain.

In addition, the Fund has been structured in order to enable you to make tax deductible donations of your Fund shares through the Fund's Charitable Contribution Program. Under this Program shareholders who donate to DEVCAP NonProfit may be able to deduct the fair market value of the Fund shares donated on their annual income tax returns, provided the shares were held for at least one year. If you held shares for one year or less you may be able to deduct the cost of your Fund shares.

If you buy shares when the Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Shortly after the end of each calendar year, you will receive information for tax purposes on the dividends and distributions received during that calendar year, including a breakdown of the portions taxable as ordinary income and as capital gains.

The previous discussion of tax consequences is intended for general information only. You may wish to consult with your own tax adviser as to the tax consequences of an investment in the Fund or participation in the Fund's Charitable Contribution Program. See the Statement of Additional Information for more detailed information.

The Year 2000 Problem

Most computer systems in use today have been programmed to designate a specific year by using only the last two digits of that year. As a result, certain computer systems may be unable to distinguish the year 2000 from the year 1900, which could impair their ability to function properly after 1999. This inability to properly process and calculate date-related information is commonly known as the "Year 2000 Problem." Like other funds and business organizations, the Fund could be adversely affected by the Year 2000 Problem. The Year 2000 Problem could disrupt the Fund's operations, including pricing, securities trading and shareholder servicing.

The Fund's sponsor, DEVCAP Non-Profit, has taken measures it believes are reasonably designed to monitor the Fund's systems to address the Year 2000 Problem. These measures have included: (i) performing an inventory of the Fund's information technology and non-information technology systems; (ii) assessing which items in the inventory may expose the Fund to business interruptions due to Year 2000 issues; (iii) testing systems for Year 2000 readiness; (iv) reprogramming or replacing systems that are not Year 2000 compliant; and (v) returning the systems to operation.

However, despite DEVCAP Non-Profit's efforts, there is no guarantee that the Year 2000 Problem will not adversely affect the Fund's business operations or financial condition. Additionally, the Year 2000 Problem could negatively impact the Portfolio and issuers of securities in which the Portfolio invests and, consequently, the Fund's performance.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, are included in the annual report, which is available by calling the Fund at (800) 371-2655.



                                                                                                      Period from
                                                                                                   October 19, 1995(1)
                                                Year ended        Year ended        Year ended            to
For a share outstanding for the period:       July 31, 1999      July 31, 1998     July 31, 1997
July 31, 1996
                                              -------------      -------------     -------------     -------------
Net Asset Value, beginning
  of period.................................      $19.58            $ 16.22            $10.71           $10.00
                                                                                       ------           ------
Income from investment
  operations:
  Net investment loss.......................      (0.18)             (0.06)            (0.03)           (0.02)
  Net realized and unrealized
    gain (or losses) on investments.........        4.28               3.44              5.55             0.73
                                                    ----               ----              ----             ----
Total income from
  investment operations.....................        4.10               3.38              5.52             0.71
Less distributions from
  net realized gain.........................      (0.20)             (0.02)            (0.01)
                                                   ----              ------            ------           ------
Net Asset Value, end of
  period....................................       23.48            $ 19.58            $16.22           $10.71
                                                   =====            =======            ======           ======
Ratios/supplemental data
  Total return..............................      21.03%             20.84%            51.57%             7.10%(4)
  Net Assets, end of period
    (in 000's)..............................     $15,046           $ 10,697            $5,326             $643
Ratio of expenses to average net assets
  before reimbursements.....................       1.97%              2.76%             5.93%            26.30%(2)
Ratio of expenses to average net assets
  after reimbursements......................       1.97%              1.75%             1.75%             2.50%(2)
Ratio of net investment income to average
  net assets before reimbursements..........     (0.92)%            (1.52)%           (4.39)%
(24.34)%(2)
Ratio of net investment income to average
  net assets after reimbursements...........     (0.92)%            (0.51)%           (0.21)%
(0.54)%(2)
Portfolio turnover(3).......................          8%                 5%                1%                5%

-----------

(1)      Commencement of Fund operations.
(2)      Annualized.
(3)      Portfolio turnover rate of the Portfolio.
(4)      Not annualized.

DEVCAP Non-Profit

DEVCAP Non-Profit is a non-profit corporation that functions as a joint venture with another non-profit organization, Catholic Relief Services ("CRS"). DEVCAP Non-Profit was created in 1992 to provide fund-raising and other support to non-profit organizations dedicated to supporting micro-enterprise and other economic development programs in developing countries. Micro-enterprise development programs assist underprivileged people by providing direct financing and technical support, otherwise unavailable through normal business channels, for business enterprises in developing countries.

Each year, DEVCAP Non-Profit will direct shareholder contributions made pursuant to the Fund's Charitable Contribution to CRS and other non-profit organizations working to improve the welfare of underprivileged persons in developing countries through grants or loans for micro-enterprises and other economic development programs. Shareholder contributions are generally allocated by agreement between DEVCAP Non-Profit and CRS. CRS was founded by the Catholic Bishops of the United States and funds a "village banking" program which provides financial services to approximately 150,000 underprivileged people in 24 countries throughout the world. CRS provides the operational funding for DEVCAP Non-Profit and generally receives all the donations generated by the Fund's Charitable Contribution Program. At their discretion, DEVCAP Non-Profit's Board of Directors may also use shareholder contributions to support programs of other non-profit organizations.

In addition to its primary fund-raising activities, DEVCAP Non-Profit seeks to promote cooperation among micro- enterprise development agencies and organizations, and to provide information and support for micro-enterprise development around the world. These activities include educational campaigns, research programs, and implementation of other financial programs to aid in the development of micro-enterprises.

DEVCAP Non-Profit operates independently of the Investment Manager, Submanager, Distributor, Administrator and all other service providers of the Fund and Portfolio. DEVCAP Non-Profit and its personnel receive no compensation from the Fund or the Portfolio. DEVCAP Non-Profit does not provide any investment advisory, management or other investment support services to the Fund or the Portfolio. As the Fund's sponsor, DEVCAP Non-Profit provides marketing, administrative and shareholder support services to the Fund.

For  more  information  regarding  DEVCAP  Non-Profit,   please  contact  DEVCAP
Non-Profit directly at (800) 371-2655.

Shareholders  who have  elected  not to  participate  in the  Fund's  Charitable
Contribution Program may still make a contribution to DEVCAP Non-Profit by calling (800) 371-2655.

ACCOUNT REGISTRATION INFORMATION

1.  Individual

------------------------------------------------   -----------------------------
First                                     M.I.                Last


------------------------------------------------   -----------------------------
Social Security Number                                        Date of Birth


2.  Joint Tenant

------------------------------------------------   -----------------------------
First                                     M.I.                Last

------------------------------------------------   -----------------------------
Social Security Number                                        Date of Birth


3.  Gift/Transfer to a Minor (UGMA/UTMA)

Minor
     ---------------------------------------------------------------------------
           Last                           First                   M.I.

----------------------------------
Minor's Social Security Number

Custodian
         ------------------------------  ------------------------  -------------
         First      M.I.      Last       Minor State of Residence  Date of Birth


4.  Trust Name
               ---------------------------------     ---------------------------
                                                              Date of Trust

5.  Organization
                --------------------------------     ---------------------------
                                                        Tax identification No.

    Type of Organization: [] Corporation  [] Association [] Partnership [] Other


    -------------------------------------     ----------------------------------
    Signature of                              Print Name                   Date
     Joint Owner/Trustee If Any               (and title if applicable)


Trusts: Please include date of trust and attach copies of first and last pages of the trust agreement as well as any pages indicating which signatures are required to execute transactions.

Corporations: Please attach a certified copy of your corporate resolution or call 800-371-2655 for alternative form.

ADDRESS

--------------------------------------------------------------------------------


Number and Street


--------------------------------------------------------------------------------
City                                  State                            Zip

-----------------------------    ------------------            -----------------
Country of Citizenship           Business Telephone            Home Telephone

Citizenship of Owner, Minor or Trust Beneficiary:

     [ ] U.S. Citizen     [ ]Resident Alien     [ ]Non-Resident

     [ ]Alien - Country of Residence
                                    ---------------------


Citizenship of Joint Owner:

     [ ] U.S. Citizen     [ ]Resident Alien     [ ]Non-Resident

     [ ]Alien - Country of Residence
                                    ---------------------




INITIAL INVESTMENT   Minimum initial investment - $1,000)

Please establish an account with the enclosed check payable to DEVCAP Shared Return Fund, in the amount of

             $
              -----------------------
DIVIDEND & CAPITAL GAIN DISTRIBUTION

Check one box:    (If no box is checked, we will reinvest all distributions.)
                  [ ] Reinvest all dividends and capital gains in my account
                  [ ] Pay all dividends and capital gains to me by check


CHARITABLE CONTRIBUTION
to Development Capital Fund, a non-profit charitable corporation, or its member organizations.

Please specify percentage of total annual return to be contributed: (If no box is checked, 50% will be assumed)

      [ ] 0%    [ ] 10%     [ ] 25%     [ ] 50%     [ ] 75%     [ ] 100%


AUTOMATIC INVESTMENT PLAN  (Minimum Initial Investment $500)

1.  This service lets you invest  automatically  from your bank account
2.  Please be sure to allow three weeks for the plan to begin
3. To establish this feature, complete the information below and staple a voided check from your bank account to the application. One common name must appear on your DEVCAP and bank accounts.

I have read the terms and conditions of the Automatic Investment Plan set forth in the Prospectus

Dollar Amount: (Minimum $25)__________________________

Frequency (deductions made on or about the 15th of the month)
    [ ]  Monthly      [ ]  Quarterly     [ ]  Semi-annually      [ ]  Annually


REDEMPTION SERVICE

You automatically have the ability to make redemptions by telephone.

I (we) hereby authorize Sunstone Financial Group, Inc. ("Sunstone") to act upon instructions received by telephone to have amounts withdrawn from my (our) account in the DEVCAP Shared Return Fund and wired/electronic funds transferred to my (our) account below.

I (we) hereby ratify any such instructions and agree that neither the DEVCAP Shared Return Fund or Sunstone will be liable for any loss, liability, cost or expense for acting upon instructions in accordance with procedures set forth in the Prospectus.

         YES  [ ]     NO  [ ]    "YES" will be assumed if neither box is checked

Please attach a voided check.

-------------------------------------------------------------------------------
Bank Name                     Account Name

-------------------------------------------------------------------------------
Account Number                      Bank ABA Number

-------------------------------------------------------------------------------
Street Address

-------------------------------------------------------------------------------
City                 State             Zip


SIGNATURE

Each owner must sign this section.

By signing this application, I certify that
* I have received and read the prospectus for the fund in which I am investing and I agree to the terms of the prospectus. I have the authority and legal capacity to purchase mutual fund shares, am of legal age and believe each investment is suitable for me.
* I understand the fund is not a bank, and fund shares are not backed or guaranteed by any bank or insured by the FDIC.
* I understand that, for joint accounts, "I" refers to all account owners, and each of the account owners agrees that any account owner has authority to act on the account without notice to the other account owners. Sunstone in its sole discretion, and for its protection, may require the written consent of all account owners prior to acting upon the instructions of any account owner.

* If I am a U.S. Citizen or Resident Alien, as I have indicated above, I certify under penalties of perjury that (1) the Social Security (taxpayer identification number) provided above is correct, and (2) I am not subject to IRS backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the IRS that I am subject to backup withholding, or (c) I have been notified by the IRS that I am no longer subject to backup withholding.

(Please cross out item 2 if it does not apply to you.)

* If I am a Non-Resident Alien, as I have indicated above, I certify under penalties of perjury that I am not a U.S. Citizen or Resident Alien, and that I am an "exempt foreign person" as defined under IRS regulations.


-----------------------------------------     ----------------------------------
Signature of Owner/Trustee/Custodian            Date (month, day, year)

-----------------------------------------     ----------------------------------
Signature of Joint Owner/Trustee if any         Date (month, day, year)




MAIL COMPLETED APPLICATION TO:

                            DEVCAP Shared Return Fund
                                  P.O. Box 2152
                            Milwaukee, WI 53201-2152

You can obtain additional information about the Fund, including the Fund's Statement of Additional Information (SAI) and annual or semi-annual shareholders reports, free of charge. The Fund's SAI includes more detailed information about the Fund and its investments. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To request a free copy of any of these documents, or to request other information or ask questions about the Fund, call (800) 371-2655.

The Fund's SAI and annual and semi-annual shareholder reports are available on the SEC's Internet Web site at http://www.sec.gov. You can obtain copies of this information upon paying a duplicating fee by sending an electronic request to the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the Fund, including the Fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room can be obtained by calling 1-202-942-8090.

                                  DEVCAP Trust
                            DEVCAP Shared Return Fund
                             209 West Fayette Street
                            Baltimore, Maryland 21201
                                 (800) 371-2655
                                 www.DEVCAP.org



Investment Manager                            Distributor

Domini Social Investments LLC                 CBIS Financial Services, Inc.
11 West 25th Street                           915 Harger Road
New York, NY 10010                            Oak Brook, Illinois 60521-1476

Submanager                                    Administrator

Mellon Equity Associates                      Sunstone Financial Group, Inc.
500 Grant Street                              207 East Buffalo Street, Suite 400
Suite 3700                                    Milwaukee, Wisconsin 53202
Pittsburgh, PA 15258-0001                     (414) 271-5885

Independent Auditors                          Custodian

KPMG LLP                                      Investors Bank & Trust Company
99 High Street                                89 South Street
Boston, MA 02110                              Boston, MA 02111

Transfer Agent                                Legal Counsel

Sunstone Financial Group, Inc.                Mayer, Brown & Platt
207 East Buffalo Street, Suite 400            1675 Broadway
Milwaukee, WI 53202-2152                      New York, NY 10019
(800) 371-2655

                Investment Company Act of 1940, File No. 811-9070

                       STATEMENT OF ADDITIONAL INFORMATION

                               November 29, 1999


                            DEVCAP Shared Return Fund

                        A separate series of DEVCAP TRUST

                             209 West Fayette Street
                            Baltimore, Maryland 21201
                                 (800) 371-2655


         This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus, dated November 29, 1999, as amended from time to time, for DEVCAP Shared Return Fund. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained by an investor without charge by contacting the Fund at (800) 371-2655.

         This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus and should be read only in conjunction with such prospectus.

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----

1.  THE TRUST................................................................1

2.  FUND OBJECTIVE AND INVESTMENT POLICIES AND RESTRICTIONS..................1
     Fund Objective..........................................................1
     Investment Policies.....................................................1
     Loans of Securities.....................................................2
     Risk Factors Involved in Option Contracts...............................3
     Investment Restrictions.................................................3
     Non-Fundamental Restrictions............................................5
     Percentage Restrictions.................................................5

3.  PERFORMANCE INFORMATION..................................................5

4.  DETERMINATION OF NET ASSET VALUE;
    VALUATION OF PORTFOLIO SECURITIES........................................6

5.  MANAGEMENT OF THE TRUST AND THE PORTFOLIO................................7
     Trustees of the Trust...................................................7
     Trustees of the Portfolio...............................................7
     Officers of the Trust...................................................8
     Officers of the Portfolio...............................................8
     Trustee Compensation....................................................9
     Investment Manager and Submanager......................................10
     Administrator..........................................................13
     Fund Sponsor...........................................................14
     Distribution Plan......................................................15
     Distributor............................................................16
     Transfer Agent and Custodian...........................................16

6.  INDEPENDENT AUDITORS....................................................17

7.  CHARITABLE CONTRIBUTION PROGRAM.........................................17

8.  TAXATION................................................................18
      Tax Deductibility of Charitable Contributions.........................20

9.  PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS........................21

10. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES....................22

11. FINANCIAL STATEMENTS....................................................24

                                  1. THE TRUST

     DEVCAP Trust (the "Trust") was organized as a business trust under the laws of the Commonwealth of Massachusetts, with DEVCAP Shared Return Fund (the "Fund") established as a separate series of the Trust, on June 29, 1995. The Fund is a no-load diversified open-end management investment company. The Trust offers to buy back (redeem) shares of the Fund from its shareholders at any time at net asset value. References in this Statement of Additional Information to the "Prospectus" are to the current Prospectus of the Fund, as amended or supplemented from time to time.

      Shares of the Fund are continuously sold by the Fund's distributor, CBIS Financial Services, Inc., ("CBIS" or the "Distributor"), a subsidiary of Christian Brothers Investment Services, Inc. The minimum initial investment in the Fund is $1,000. The minimum initial investment when investing through the Automatic Investment Plan or an Individual Retirement Account is $500 and $250, respectively. A description of the procedures by which Fund shares may be purchased and redeemed can be found in the Prospectus.

     The Trust seeks to achieve the investment objective of the Fund by investing all of the Fund's assets in the Domini Social Index Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. Domini Social Investments LLC is the Portfolio's Investment Manager ("DSIL" or the "Investment Manager"). The sponsor of the Fund is Development Capital Fund ("DEVCAP Non-Profit" or the "Sponsor"). Mellon Equity Associates is the Portfolio's Investment Submanager ("Mellon Equity" or the "Submanager"). CBIS is the Fund's Distributor. Sunstone Financial Group, Inc., the Fund's administrator ("Sunstone" or the "Administrator"), supervises the overall administration of the Fund. Kinder, Lydenberg, Domini & Co., Inc. ("KLD") determines the composition of the Domini 400 Social IndexSM ("Domini Social Index" or "DSI"). The Submanager manages the investments of the Portfolio from day to day in accordance with the Portfolio's investment objective and policies. "DominiSM" and "Domini 400 Social IndexSM" are service marks of KLD. The Board of Trustees of the Trust and the Portfolio provide broad supervision over the affairs of the Trust and Portfolio, respectively


           2. FUND OBJECTIVE AND INVESTMENT POLICIES AND RESTRICTIONS

                                 Fund Objective

     The Fund has two primary objectives: an investment objective and a charitable objective. The Fund's investment objective is to achieve long-term total return which matches the performance of the Domini 400 Social Index (sm), an index comprised of stocks that meet certain social and environmental criteria. The Fund's charitable objective is to enable shareholders to donate a portion of their total annual returns to help finance micro-enterprise programs in developing countries.

                               Investment Policies

     The Trust seeks to achieve the investment objective of the Fund by investing all of the Fund's assets in the Portfolio, which has the same investment objective as the Fund. The Trust may withdraw the Fund's investment in the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund, or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio. The approval of the Fund's shareholders would not be required to change any of the Fund's investment policies.

     The following discussion supplements the information relating to the Portfolio's investment strategies in the Prospectus and should be read in conjunction with the Prospectus.

     A company which is not included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") may be included in the Domini Social Index primarily in order to afford representation to an industrial sector which would otherwise be under-represented in the DSI. Because of the social criteria applied in the selection of stocks comprising the Domini Social Index, industry sector weighting in the DSI may vary materially from the industry weightings in other stock indices, including the S&P 500.

     The Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or foreign withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event unforeseen exchange controls on foreign withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments.

     Although neither the Fund nor the Portfolio has any current intention to do so, the Fund and the Portfolio may (i) invest in securities which may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act") or (ii) make short sales of securities or maintain a short position, if at all times when a short position is open, the Portfolio owns an equal amount of such securities, or securities convertible into such securities.

     It is a fundamental policy of the Portfolio and the Fund that neither the Portfolio nor the Fund may invest more than 25% of the total assets of the Portfolio or the Fund, respectively, in any one industry. However, the Portfolio may invest more than 25% of its assets in an industry if stocks in that industry were to comprise more than 25% of the Domini Social Index, which the Portfolio seeks to replicate. Based on the current composition of this index, this is considered highly unlikely. The value of the Portfolio's or the Fund's securities may decline due to specific economic, political or regulatory developments in the industry in which the Portfolio or the Fund concentrates.


                               Loans of Securities

     The Portfolio may lend its securities to brokers, dealers and financial institutions, provided that: (1) the loan is secured continuously by collateral, consisting of securities, cash or cash equivalents, which is marked to the market daily to ensure that each loan is fully collateralized at all times; (2) the Portfolio may at any time call the loan and obtain the return of the securities loaned within three business days; (3) the Portfolio will receive any interest or dividends paid on the securities loaned; and (4) the aggregate market value of securities loaned will not at any time exceed 30% of the total assets of the Portfolio.

     The Portfolio may earn income for lending its securities either in the form of a fee, or as interest income earned on short-term securities purchased with cash collateral received for securities loaned. Securities lending income is generally reduced by rebates and fees paid to the lending agent in accordance with the securities lending agreement. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

     In connection with lending securities, the Portfolio may pay reasonable finders, administrative and custodial fees. No such fees will be paid to any person if it or any of its affiliates is affiliated with the Portfolio, the Investment Manager or the Submanager.

                    Risk Factors Involved in Option Contracts

     Although it has no current intention to do so, the Portfolio may in the future enter into certain transactions in stock options for the purpose of hedging against possible increases in the value of securities which are expected to be purchased by the Portfolio or possible declines in the value of securities which are expected to be sold by the Portfolio. Generally, the Portfolio would only enter into such transactions on a short-term basis pending readjustment of its holdings of underlying stocks.

     The purchase of an option on an equity security provides the holder with the right, but not the obligation, to purchase the underlying security, in the case of a call option, or to sell the underlying security, in the case of a put option, for a fixed price at any time up to a stated expiration date. The holder is required to pay a non-refundable premium, which represents the purchase price of the option. The holder of an option can lose the entire amount of the premium, plus related transaction costs, but not more. Upon exercise of the option, the holder is required to pay the purchase price of the underlying security in the case of a call option, or deliver the security in return for the purchase price in the case of a put option.

     Prior to exercise or expiration, an option position may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the exchange on which the position was originally established. While the Portfolio would establish an option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular option contract at any specific time. In that event, it may not be possible to close out a position held by the Portfolio, and the Portfolio could be required to purchase or sell the instrument underlying an option, or make or receive a cash settlement. The inability to close out option positions also could have an adverse impact on the Portfolio's ability effectively to hedge its portfolio.

     Each exchange on which option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Investment Manager does not believe that these trading and position limits would have an adverse impact on the possible use of hedging strategies by the Portfolio.

     The approval of the Fund and of the other investors in the Portfolio is not required to change the investment objective or any of the non-fundamental investment policies discussed above, including those concerning security transactions.

                             Investment Restrictions

     The Trust (on behalf of the Fund) and the Portfolio have each adopted the following policies which may not be changed without approval by holders of a "majority of the outstanding shares" of the Fund or the Portfolio, respectively, which, as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund or the Portfolio, respectively, present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund or the Portfolio, respectively, are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of the Fund or the Portfolio, respectively. The term "voting securities" as used in this paragraph has the same meaning as in the Investment Company Act of 1940, as amended (the "1940 Act").

     Except as described below, whenever the Trust is requested to vote on a change in the investment restrictions of the Portfolio, the Trust will hold a meeting of the shareholders of the Fund and will cast its vote proportionately as instructed by the Fund's shareholders. However, subject to applicable statutory and regulatory requirements, the Trust would not request a vote of shareholders of the Fund with respect to (a) any proposal relating to the Portfolio, which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund, or (b) any proposal with respect to the Portfolio that is identical in all material respects to a proposal that has previously been approved by shareholders of the Fund. Any proposal submitted to holders in the Portfolio, and that is not required to be voted on by shareholders of the Fund, would, nevertheless, be voted on by the Trustees of the Trust.

     Neither the Fund nor the Portfolio may:

         (1) borrow money, except that as a temporary measure for extraordinary or emergency purposes either the Fund or the Portfolio may borrow an amount not to exceed 1/3 of the current value of the net assets of the Fund or the Portfolio, respectively, including the amount borrowed (moreover, neither the Fund nor the Portfolio may purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund or the Portfolio, respectively, taken in each case at market value) (it is intended that the Portfolio would borrow money only from banks and only to accommodate requests for the withdrawal of all or a portion of a beneficial interest in the Portfolio while effecting an orderly liquidation of securities);

         (2) purchase any security or evidence of interest therein on margin, except that either the Fund or the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities and except that either the Fund or the Portfolio may make deposits of initial deposit and variation margin in connection with the purchase, ownership, holding or sale of options;

         (3) write any put or call option or any combination thereof, provided that this shall not prevent (i) the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities, or (ii) the purchase, ownership, holding or sale of options on securities;

         (4) underwrite securities issued by other persons, except that the Fund may invest all or any portion of its assets in the Portfolio and except insofar as either the Fund or the Portfolio may technically be deemed an underwriter under the 1933 Act in selling a security;

         (5) make loans to other persons except (a) through the lending of securities held by either the Fund or the Portfolio and provided that any such loans not exceed 30% of its total assets (taken in each case at market value), or (b) through the use of repurchase agreements or the purchase of short-term obligations and provided that not more than 10% of its net assets will be invested in repurchase agreements maturing in more than seven days; for additional related restrictions, see paragraph (6) immediately following;

         (6) invest in securities which are subject to legal or contractual restrictions on resale (other than repurchase agreements maturing in not more than seven days and other than securities which may be resold pursuant to Rule 144A under the 1933 Act if the Board of Trustees determines that a liquid market exists for such securities) if, as a result thereof, more than 10% of its net assets (taken at market value) would be so invested (including repurchase agreements maturing in more than seven days), except that the Fund may invest all or any portion of its assets in the Portfolio;

         (7) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Fund and Portfolio reserve the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund or the Portfolio);

         (8) make short sales of securities or maintain a short position, unless at all times when a short position is open the Fund or the Portfolio, as applicable, owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 5% of the Fund's or the Portfolio's, as applicable, net assets (taken in each case at market value) is held as collateral for such sales at any one time;

         (9) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating paragraph (1) above;

         (10) as to 75% of its assets, purchase securities of any issuer if such purchase at the time thereof would cause more than 5% of the Portfolio's or the Fund's, as applicable, assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by the United States or any agency or instrumentality of the United States), except that for purposes of this restriction the issuer of an option shall not be deemed to be the issuer of the security or securities underlying such contract and except that the Fund may invest all or any portion of its assets in the Portfolio; or

         (11) invest more than 25% of its assets in any one industry unless the stocks in a single industry were to comprise more than 25% of the Domini Social Index, in which case the Portfolio or the Fund, as applicable, will invest more than 25% of its assets in that industry, and except that the Fund may invest all of its assets in the Portfolio.


                          Non-Fundamental Restrictions

         In order to comply with certain federal statutes and regulatory policies, neither the Fund nor the Portfolio will as a matter of operating policy:

         purchase puts, calls straddles, spreads and any combination thereof if the value of its aggregate investment in such securities will exceed 5% of the Fund's or the Portfolio's total assets at the time of such purchase.

         This restriction is not fundamental and may be changed with respect to the Fund by the Fund without approval by the Fund's shareholders or with respect to the Portfolio by the Portfolio without the approval of the Fund or its other investors. The Fund will comply with the state securities laws and regulations of all states in which it is registered.

                             Percentage Restrictions

         If a percentage restriction or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or the Portfolio or a later change in the rating of a security held by the Fund or the Portfolio will not be considered a violation of policy; provided that if at any time the ratio of borrowings of the Fund to the net asset value of the Fund exceeds the ratio permitted by Section 18(f) of the 1940 Act, the Fund will take the corrective action required by Section 18(f).



                           3. PERFORMANCE INFORMATION

         The Trust will calculate the Fund's total rate of return for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share (i.e., net asset value) on the first day of such period, and (b) subtracting 1 from the result. Any annualized total rate of return quotation will be calculated by adding 1 to the period total rate of return quotation calculated above, raising such sum to a power which is equal to 365 divided by the number of days in such period, and subtracting 1 from the result.

         Total rate of return information with respect to the Domini Social Index will be computed in the same fashion as set forth above with respect to the Fund, except that for purposes of this computation an investment will be assumed to have been made in a portfolio consisting of all of the stocks comprising the DSI weighted in accordance with the weightings of the stocks comprising the DSI index. Performance information with respect to the DSI will not take into account brokerage commission and other transaction costs which will be incurred by the Portfolio.

Historical performance information for any period or portion thereof prior to the establishment of the Fund will be that of the Portfolio, adjusted to assume that all charges, expenses and fees of the Fund which are presently in effect were deducted during such periods, as permitted by applicable Securities and Exchange Commission ("SEC") staff interpretations. The table that follows sets forth historical average annual total return information for the periods indicated:


Average Annual Total Returns


For periods ending July 31, 1999     Past 1 year  Past 5 years  Life of Fund (1)
--------------------------------     -----------  ------------  ------------
DEVCAP Shared Return Fund              21.03%          n/a          25.67%

(1) The Fund commenced operations on October 19, 1995.



                      4. DETERMINATION OF NET ASSET VALUE;
                        VALUATION OF PORTFOLIO SECURITIES

         The net asset value of each share of the Fund is determined each day on which the NYSE is open for trading ("Fund Business Day"). (As of the date of this Statement of Additional Information, the NYSE is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). This determination of net asset value of shares of the Fund is made once during each such day as of the close of the NYSE by dividing the value of the Fund's net assets (i.e., the value of its investment in the Portfolio and any other assets less its liabilities, including expenses payable or accrued) by the number of shares outstanding at the time the determination is made. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order deemed to be in good order. See the "Buying and Selling Shares"
section in the Prospectus.

         The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same day as the Fund determines its net asset value per share. The net asset value of the Fund's investment in the Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities. Equity securities held by the Portfolio are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. If the Portfolio purchases option contracts, such option contracts which are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Short-term obligations with remaining maturities of less than sixty days are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Portfolio. Portfolio securities (other than short-term obligations with remaining maturities of less than sixty days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's Board of Trustees.

         A determination of value used in calculating net asset value must be a fair value determination made in good faith utilizing procedures approved by the Portfolio's Board of Trustees. While no single standard for determining fair value exists, as a general rule, the current fair value of a security would appear to be the amount which the Portfolio could expect to receive upon its current sale. Some, but not necessarily all, of the general factors which may be considered in determining fair value include: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold. Without limiting or including all of the specific factors which may be considered in determining fair value, some of the specific factors include: type of security, financial statements of the issuer, cost at date of purchase, size of holding, discount from market value, value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

         Interest income on short-term obligations held by the Portfolio is determined on the basis of interest accrued less amortization of premium.


                  5. MANAGEMENT OF THE TRUST AND THE PORTFOLIO

         The Trustees and officers of the Trust and the Portfolio and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees and officers who are "interested persons" (as defined in the 1940 Act) of the Trust or the Portfolio, as applicable. Unless otherwise indicated below, the address of the Trust is DEVCAP Shared Return Fund, 209 West Fayette Street, Baltimore, Maryland 21201.


                              Trustees of the Trust

         STEPHEN D. CASHIN (42) -- Trustee of the Trust; Currently Managing Director of Modern Africa Fund Managers LLC, Vice President (Corporate Finance), Equator Bank (from 1993 to March, 1997); Vice President (East Africa Representative), Equator Bank (prior to 1993).

         GILBERT H. CRAWFORD* (42) -- Trustee of the Trust; Alternate Director, PROFUND (since September, 1995); President of Development Capital Fund (November, 1992 to June 1997); Executive Director, Seed Capital Development Fund, Ltd. (since September, 1991).

         DONALD CARCIERI (57) -- Trustee of the Trust; President and Chief Executive Officer, Cookson America, Inc. (1986-1996); Director, Catholic Relief Services Corporate Leadership Council (since 1996).


                            Trustees of the Portfolio

         AMY L. DOMINI* (49) -- 230 Congress Street, Boston, Massachusetts 02110; Chair, President and Trustee of the Portfolio, the Domini Social Equity Fund, and the Domini Institutional Trust; Managing Principal of DSIL; Officer of Kinder, Lydenberg, Domini & Co., Inc.; Private Trustee, Loring, Wolcott & Coolidge; Trustee, New England Quarterly (since 1998); Board Member, Social Investment Forum (since 1994) (since 1987); Trustee, Episcopal Church Pension Fund; Former Member, Governing Board, Interfaith Center on Corporate Responsibility; Former Trustee, National Association Community Loan Funds.

         JULIA ELIZABETH HARRIS (51) -- 54 Burroughs Street, Jamaica Plain, Massachusetts 02130; Vice President, UNC Partners, Inc. (since 1990); Director and Treasurer, Boom Times, Inc. (since 1997); Director and Chair of Board of Directors. The Green Book, Inc. (1992-1995); Trustee, Domini Social Equity Fund and Domini Institutional Trust.

         KIRSTEN S. MOY (52) -- 151 North Michigan Avenue, Suite 1209, Chicago, Illinois 60601; Consultant, Project Director and Principal Researcher, Community Development Innovation and Infrastructure Initiative (since December 1998); RDFI Rating System Advisory Board Member, National Community Capital Association (since 1999); Member, Community Economic Development Board of Overseers, New Hampshire College (since November 1998); Advisory Group Member, Shorebank Liquidity Project (since 1999); Consultant, Social Investment Forum, Community Development Project (June 1998-December 1998); Director, Community Development Financial Institutions Fund, U.S. Department of the Treasury (October 1995 - October 1997); Senior Vice President and Portfolio Manager, Equitable Real Estate Investment Management (prior to 1995); Trustee, Domini Social Equity Fund and Domini Institutional Trust.

         WILLIAM C. OSBORN (55) -- 115 Buckminster Road, Brookline, Massachusetts 02445; Consultant, Arete Corporation; Manager, Venture Investment Management Company LLC (prior to 1999); Trustee, Domini Social Equity Fund and Domini Institutional Trust; Vice President and General Manager, TravElectric Services Corp (prior to 1995); President, Environmental Technologies (prior to
1993); Director, Evergreen Solar Inc.; Director, Conservation Services Group; Director, Fingerlakes Aquaculture LLC; Director, Surgical Sealants, Inc; Director, World Power Technologies, Inc.

         KAREN PAUL (55) -- 4050 Park Avenue, Miami, Florida 33133; Associate Dean and Professor of Business Environment, Florida International University (since 1991); Partner, Trinity Industrial Technology (since 1995); Executive Director, Center for Management in the Americas (since 1997); Trustee, Domini Social Equity Fund and Domini Institutional Trust.

         GREGORY A. RATLIFF (39) -- 1712 Carmen Avenue, Chicago, Illinois 60640; Director, Access to Economic Opportunity, John D and Catherine T. MacArthur Foundation (since 1997); Associate Director, Program-Related Investments, John
D. and Catherine T. MacArthur Foundation (1993-1997); Trustee, Domini Social Equity Fund and Domini Institutional Trust.

         TIMOTHY SMITH (56) -- 475 Riverside Drive, New York, New York 10115; Executive Director, Interfaith Center on Corporate Responsibility (since 1971); Trustee, Calvert New Africa Fund (since 1994); Chair, Social Investment Fund Advisory Council; Trustee, Domini Social Equity Fund and Domini Institutional Trust.

         FREDERICK C. WILLIAMSON (84) -- 5 Roger Williams Green, Providence, Rhode Island 02904; Treasurer and Trustee, RIGHA (charitable foundation supporting healthcare needs) (since 1990); Chairman, Rhode Island Historical Preservation and Heritage Commission (since 1995); Trustee, National Parks and Conservation Commission (1986-1997); Adviser, National Parks and Conversation Association (since 1997); Trustee, National Park Trust (since 1991); Trustee, Domini Social Equity Fund and Domini Institutional Trust.


                              Officers of the Trust

         JOSEPH ST. CLAIR -- President of the Trust (since September 1997); President of Development Capital Fund (since June 1997); Director of Development Capital Fund (since December 1994); Director of Internal Audit, Catholic Relief Services (since May 1993); Departmental Vice-President, Alex. Brown Incorporated (prior to 1993).

         JAMES R. ARNOLD -- Assistant  Secretary  of the Trust  (since  December
1997); Senior Administration Services Manager, Sunstone Financial Group, Inc. (since January, 1997); Secretary and Treasurer, The Primary Trend Fund, Inc. (since September, 1986) and The Primary Income Funds, Inc. (since September,
1989); Vice President, Arnold Investment Counsel, Inc. (prior to January, 1997);


                            Officers of the Portfolio

         PETER D. KINDER* (53) -- Vice President of the Portfolio; President of Kinder, Lydenberg, Domini & Co., Inc. Member, Domini Social Equity Fund and Domini Social Investments, LLC (since 1997).

         CAROLE M. LAIBLE* (36) -- Secretary and Treasurer of the Portfolio (since 1997); Board of Governors, Daytop-NJ (since 1998); Financial Compliance Officer of Domini Social Investments LLC (since 1997); Financial Compliance Officer, Fundamental Shareholder Services, Inc. (from 1994-1997); Financial Compliance Officer and Secretary of investment companies within Fundamental Family of Funds (1994-1997); General Service Manager, McGladrey & Pullen LLP (certified public accountants) (prior to 1994).

         STEVEN D. LYDENBERG* (54) -- Vice President of the Portfolio; Director of Research of Kinder, Lydenberg, Domini & Co., Inc.; Member, Domini Social Investments, LLC (since 1997).

         SIGWARD M. MOSER* (37) -- Vice President of the Portfolio (since 1997); President and Managing Principal, Domini Social Investments LLLC (since 1997); President of Communications House International, Inc.; Director of Financial Communications Society.

         DAVID P. WIEDER* (33) -- Vice President of the Portfolio (since 1997); Chief Executive Officer and Managing Principal, Domini Social Investments LLC (since 1997); President of Fundamental Shareholder Services, Inc. (since 1989); Vice President of investment companies within Fundamental Family of Funds (1989-1997); Vice President of Fundamental Portfolio Advisors (1991 - 1997).

         The Trustees who are not "interested persons" (the "Disinterested Trustees") of the Trust as defined by the 1940 Act are separate from the Disinterested Trustees of the Portfolio. Any conflict of interest between the Trust and the Portfolio will be resolved by the Trustees of the Trust and the Portfolio in accordance with their fiduciary obligations and in accordance with the 1940 Act.

         As of August 31, 1999, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Catholic Relief Services 59.91%. As of the same date, the officers and Trustees of the Trust and the Portfolio as a group owned less than 1% of the Fund's outstanding shares.


                              Trustee Compensation

         The Trustees of the Trust receive no compensation for serving as trustees of the Trust. The Trustees of the Portfolio are paid annual fees as follows for serving as trustees of the Portfolio. The Trustees of the Trust and the Portfolio are reimbursed for expenses incurred in connection with service as a trustee. The following tables provide information related to compensation and benefits paid to the Trustees of the Fund and the Portfolio for the fiscal year ended July 31, 1999.


                              Trustees of the Trust

                                           Estimated
                                           Aggregate                              Compensation
                                          Compensation                             Pension or
                                         from the Trust      Estimated Total       Retirement
                                       and the Portfolio     from the Trust         Benefits           Estimated
                                         For the Fiscal      for the Fiscal      Accrued as Part    Annual Benefits
                                           Year Ended          Year Ended              of                 upon
                                         July 31, 1999        July 31, 1999       Fund Expenses        Retirement
                                         -------------        -------------       -------------        ----------

Stephen D. Cashin, Trustee                    None                None                None                None

Gilbert H. Crawford, Trustee                  None                None                None                None

Donald Carcieri, Trustee                      None                None                None                None


                               Portfolio Trustees


                                                                                                            Total
                                                                                                        Compensation
                                      Aggregate                                                           from the
                                     Compensation                                                       Trust and the
                                       from the                                    Pension or         Portfolio Paid to
                                      Portfolio            Compensation            Retirement         Trustees for the
                                    for the Fiscal       Benefits Accrued          Estimated               Fiscal
                                      Year Ended           as Part  of          Annual Benefits          Year Ended
                                    July 31, 1999         Fund Expenses         upon Retirement         July 31, 1999
                                    -------------         -------------         ---------------         -------------

Amy L. Domini,                           None                  None                   None                  None
  Chair, President and
              Trustee

Julia Elizabeth Harris,                  None                  None                   None                  None
  Trustee

Kirsten S. Moy,                          None                  None                   None                  None
  Trustee

William C. Osborn,                     $1,000                  None                   None                 $1,000
  Trustee

Karen Paul,                            $1,000                  None                   None                 $1,000
 Trustee

Allen M. Mayes**,                      $1,000                  None                   None                 $1,000
  Trustee

Gregory a. Ratliff,                      None                  None                   None                  None
  Trustee

Timothy Smith,                         $1,000                  None                   None                 $1,000
  Trustee

Frederick C. Williamson,               $1,000                  None                   None                 $1,000
  Trustee

**Mr. Mayes no longer serves as a Trustee of the Portfolio.


                        Investment Manager and Submanager

         The Investment Manager -- Domini Social Investments, LLC ("DSIL") -- provides investment advice to the Portfolio pursuant to a Management Agreement (the "Management Agreement"). Pursuant to the Management Agreement, DSIL will have authority to determine from time to time what securities are purchased, sold or exchanged, and what portion of assets of the Portfolio are held uninvested. DSIL will also perform such administrative and management tasks as may from time to time be reasonably requested, including: (i) maintaining office facilities and furnishing clerical services necessary for maintaining the organization of the Portfolio and for performing administrative and management functions; (ii) supervising the overall administration of the Portfolio, including negotiation of contracts and fees with and monitoring of performance and billings of the Portfolio's transfer agent, shareholder servicing agents, custodian and other independent contractors or agents; (iii) overseeing (with the advice of Portfolio's counsel) the preparation of and, if applicable, filing all documents required for compliance by the Portfolio with applicable laws and regulations, including registration statements, prospectuses and statements of additional information, semi-annual and annual reports to shareholders, proxy statements and tax returns; (iv) preparing agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; and (v) arranging for maintenance of the books and records of the Portfolio. The Investment Manager furnishes at its own expense all facilities and personnel necessary in connection with providing these services. The Management Agreement will continue in effect if such continuance is specifically approved at least annually by the Portfolio's Board of Trustees or by a majority vote of the outstanding voting securities of the Portfolio at a meeting called for the purpose of voting on the Management Agreement (with the vote of each investor in the Portfolio being in proportion to the amount of their investment), and, in either case, by a majority of the Portfolio's Trustees who are not parties to the Management Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Management Agreement.

         The Portfolio pays DSIL an annual management fee of 0.20% of the Portfolio's average daily net assets for the services and facilities furnished to the Portfolio. The Portfolio's investment management agreement describes the management fee, which is accrued daily and paid monthly, and other expenses that the Portfolio must pay. Under the terms of an agreement, dated November 29, 1999, the Fund's sponsor, DEVCAP Non-Profit, has agreed to reimburse the Fund for all expenses (excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) in excess of 1.75% of the Fund's average daily net assets until November 29, 2000.

         For the fiscal year ended July 31, 1999, the Investment Manager received management fees under the Management Agreement in the amount of $1,791,617. For the fiscal period October 22, 1997 to July 31, 1998, the Investment Manager received management fees under the Management Agreement in the amount of $701,774.

         The Management Agreement provides that the Investment Manager may render services to others. DSIL may employ, at its own expense or may request that the Portfolio employ (subject to the requirements of the 1940 Act) one or more sub-advisors or submanagers, subject to DSIL's supervision. The Management Agreement shall remain in effect, provided its continuance is specifically approved at least annually (i) by the vote of a majority of the Trustees of the Portfolio who are not " interested persons" of the Portfolio or of DSIL at a meeting specifically called for the purpose of voting on such approval, and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Management Agreement also provides that it may be terminated without penalty on not more than 60 days' nor less than 30 days' written notice by the Portfolio when authorized either by majority vote of the Fund and of the other investors in the Portfolio (with the vote of each in the Portfolio being in proportion to the amount of its investment) or by a vote of a majority of its Board of Trustees, or by the Investment Manager, and will automatically terminate in the event of its assignment. The Management Agreement provides that neither the Investment Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services to the Portfolio, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.

         DSIL is a Massachusetts limited liability company with offices at 11 West 25th Street, 7th Floor, New York, New York 10010, and is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). The names of the principal owners of DSIL and their relationship to the Portfolio is as follows: Amy L. Domini, Chairman of the Board and President of the Portfolio, is the Investment Manager and principal executive officer of DSIL. Ms. Domini is also Chief Executive Officer, Secretary, Treasurer and a co-worker of KLD which licenses the Domini Social Index to DSIL. Peter D. Kinder, Vice President of the Portfolio, is a co-owner of DSIL. Mr. Kinder is also President and a co-owner of KLD. Sigward M. Moser, Vice President of the Portfolio, is a co-owner of DSIL. David P. Wieder, Vice President of the Portfolio is a co-owner of DSIL. Mr. Wieder is also

President and an owner of Fundamental Shareholder Services, Inc. ("FSSI"), a registered transfer agent which served as the Portfolio's transfer agent from 1995 to July, 1998.

         Prior to October 22, 1997, pursuant to an investment advisory agreement (the "KLD Advisory Agreement"), KLD served as investment adviser to the Portfolio and furnished an investment program by determining the stocks to be included in the DSI. KLD furnished at its own expense all facilities and personnel necessary in connection with providing these services. For its services under its investment advisory agreement with the Portfolio, KLD was entitled to receive from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.025% of the Portfolio's average daily net assets. For the fiscal year ended July 31, 1997, KLD received advisory fees of $46,528. For the fiscal period July 31, 1997 to October 22, 1997 KLD received advisory fees of $17,385.

         Mellon Equity manages the assets of the Portfolio pursuant to the Investment Submanagement Agreement (the "Submanagement Agreement"). The Submanager furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting securities transactions for the Portfolio. The Submanagement Agreement will continue in effect if such continuance is specifically approved at least annually by the Portfolio's Board of Trustees or by a majority of the outstanding voting securities in the Portfolio at a meeting called for the purpose of voting on the Submanagement Agreement (with the vote of each investor in the Portfolio being in proportion to the amount of its investment), and, in either case, by a majority of the Portfolio's Trustees who are not parties to the Submanagement Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Submanagement Agreement.

         The Submanagement Agreement provides that the Submanager may render services to others. The Submanagement Agreement is terminable without penalty upon not more than 60 days' nor less than 30 days' written notice by the
Portfolio when authorized either by majority of the outstanding voting securities in the Portfolio (with the vote of each investor in the Portfolio being in proportion to the amount of its investment) or by a vote of the majority of its Board of Trustees, or by the Investment Manager, with the consent of the Trustees and may be terminated by the Submanager on not less than 90 days' written notice to the Investment Manager and the Trustees, and will automatically terminate in the event of its assignment.

         As compensation for its investment submanagement services, DSIL pays Mellon Equity an annual submanagement fee of 0.70% of the Portfolio's average daily net assets. For the fiscal year ended July 31, 1999, Mellon Equity received submanagement fees under the Submanagement Agreement in the amount of $950,708.

         Prior to October 22, 1997, Mellon Equity served as investment manager and managed the assets of the Portfolio on a daily basis pursuant to a management agreement (the "Mellon Equity Management Agreement"). Prior to October 22, 1997, pursuant to a sponsorship agreement, KLD furnished administrative services for the Portfolio. Additionally, prior to November 6, 1996, pursuant to an administrative services agreement, Signature Broker-Dealer Services, Inc. ("Signature") served as the administrator of the Portfolio. Prior to October 22, 1997, the aggregate investment management and administration fees under prior agreements with resepct to the Portfolio were equal to 0.15% of the Portfolio's average daily net assets.

         For the fiscal year ended July 31, 1998, the Portfolio incurred $86,354 in management fees pursuant to the Mellon Equity Management Agreement and $17,385 in aggregate administration fees pursuant to the administrative services agreement with Signature. For the fiscal year ended July 31,1997, the Portfolio incurred $182,885 in management fees pursuant to the Mellon Equity Management Agreement and $46,528 in administrative fees pursuant to the sponsorship agreement with KLD.

         Mellon Equity is a Pennsylvania business trust founded in 1987, which is beneficially owned by Mellon Bank, N.A. (99% beneficial interest) and MMIP (1% beneficial interest), a wholly owned subsidiary of Mellon Bank Corporation ("Mellon Bank"). Mellon Equity is a professional investment counseling firm that provides investment management services to the equity and balanced pension, public fund, and profit-sharing investment management markets, and is a registered investment adviser under the Advisers Act. Mellon Bank's predecessor organization managed domestic equity, tax-exempt and institutional pension accounts since 1947. The address of Mellon Equity and each of the principal executive officers and directors of Mellon Equity is 500 Grant Street, Suite 3700, Pittsburgh, Pennsylvania 15258.

         The Submanagement Agreement provides that neither the Submanager shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services to the Portfolio, except for willful misfeasance, bad faith or gross negligence or reckless disregard for its or their obligations and duties under the Management Agreement.


                                  Administrator

         Pursuant to an Administrative Services Agreement, dated November 4, 1997, (the "Administrative Services Agreement") the Trust's Administrator --
Sunstone Financial Group, Inc. -- provides the Trust with general office facilities and supervises the overall administration of the Trust, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Trust; the preparation and filing of all documents required for compliance by the Trust with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust. The Administrator provides persons satisfactory to the Board of Trustees of the Trust to serve as officers of the Trust. Such officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of the Administrator or its affiliates. For these services and facilities, Sunstone receives fees from the Trust computed daily and paid monthly at an annual rate of 0.15% of the first $50,000,000 of average daily net assets, 0.08% on the next $50,000,000 of average daily net assets, 0.05% on the next $50,000,000 of average daily net assets and 0.03% on average daily net assets in excess of $150,000,000, subject to a current minimum annual fee of $30,000.

         The Administrative Services Agreement provides that Sunstone may render administrative services to others. The Administrative Services Agreement also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administrative Services Agreement.

         In addition to services provided to the Trust, Sunstone and its affiliates provide administration, transfer agent and/or distribution services to 22 fund families representing over $20 billion in assets.

         For the fiscal period November 4, 1997 through July 31, 1998 and the fiscal year ended July 31, 1999 Sunstone received $17,192 and $27,807, respectively, in administrative fees from the Trust.

         Sunstone replaced Signature as the Trust's Administrator, effective November 4, 1997. For the fiscal year ended July 31, 1997 and the fiscal period August 1, 1997 to November 4, 1997 Signature received $156,868 and $17,385, respectively, in administrative fees from the Trust.

         The Fund may from time to time enter into agreements with various banks, trust companies, broker-dealers or other financial organizations to provide administrative services for the Fund, such as maintaining shareholder accounts and records.


                                  Fund Sponsor

         The sponsor of the Fund is DEVCAP Non-Profit. DEVCAP Non-Profit is a non-profit, tax-exempt 501(c)(3) corporation that functions as a joint venture with another non-profit organization, Catholic Relief Services, Inc. ("CRS"). DEVCAP Non-Profit was created in 1992 in order to provide fund-raising and other support to non-profit organizations dedicated to supporting micro-enterprise and other economic development programs in developing countries. Micro-enterprise development programs assist underprivileged people by providing direct financing and technical support, which would otherwise be unavailable through normal business channels, for their business enterprises.

         Each year, DEVCAP Non-Profit will direct the shareholder contributions made pursuant to the Fund's Charitable Contribution Program to CRS and other non-profit organizations. Shareholder contributions are generally allocated by agreement between DEVCAP Non-Profit and CRS. CRS was founded by the Catholic Bishops of the United States and funds a "village banking" program which provides financial services to approximately 150,000 underprivileged people in 24 countries throughout the world. CRS provides the operational funding for DEVCAP Non-Profit and generally receives all the donations generated by the Fund's Charitable Contribution Program. At their discretion, DEVCAP Non-Profit's Board of Directors may also use shareholder contributions to support programs of other non-profit organizations.

         In addition to its primary fund-raising activities, DEVCAP Non-Profit also plans to promote cooperation among micro-enterprise development agencies and organizations, and to provide information and support for micro-enterprise development around the world. These activities could include educational campaigns, research programs, and implementation of other financial programs to aid in the development of micro-enterprises.

         DEVCAP Non-Profit is independent of the Investment Manager, Submanager, Distributor, Administrator and all other service providers of the Fund. While DEVCAP Non-Profit personnel will encourage donations through the Fund and DEVCAP Non-Profit itself incurs costs in these efforts, DEVCAP Non-Profit and DEVCAP Non-Profit personnel receive no compensation from the Fund or the Portfolio. DEVCAP Non-Profit does not provide any investment advisory, management or other investment support services to the Fund or the Portfolio. DEVCAP Non-Profit does provide marketing, administrative and shareholder support services to the Fund.

         Prior to October 22, 1997, KLD served as sponsor of the Portfolio. Pursuant to a sponsorship agreement, dated November 6, 1996, KLD was responsible for the ordinary operating expenses of the Portfolio (other than brokerage fees, commissions, interest, taxes and extraordinary expenses) and provided the Portfolio with administrative personnel and services necessary to operate the Portfolio. For these services and facilities, KLD received from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the average daily net assets of the Portfolio. The KLD Sponsorship Agreement was terminated, effective October 22, 1997. KLD continues to determine and monitor the composition of the DSI and provide other services relating to socially responsible investments pursuant to a license agreement between DSIL and KLD.

         The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if it retained the services of an investment adviser and an investment manager and invested directly in the types of securities being held by the Portfolio. See "Other Information Concerning Shares of the Fund Expenses" herein for further discussion of Fund and Portfolio expenses.

                                Distribution Plan

         The Trustees of the Trust have adopted a Distribution Plan (the "Distribution Plan") with respect to the Fund in accordance with Rule 12b-1 under the 1940 Act after having concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders. As contemplated by the Distribution Plan, the Distributor acts as agent of the Fund in connection with the offering of shares of the Fund pursuant to a Distribution Agreement. The Distributor acts as the principal underwriter of shares of the Fund and bears the compensation of personnel necessary to provide such services and all costs of travel, office expenses (including rent and overhead) and equipment.

         Under the Distribution Plan, the Distributor may receive a fee from the Trust at an annual rate not to exceed 0.25% of the Fund's average daily net assets in anticipation of, or as reimbursement for, costs and expenses incurred in connection with the sale of shares of the Fund, such as payments to broker-dealers who advise shareholders regarding the purchase, sale or retention of shares of the Fund, payments to employees of the Distributor, advertising expenses and the expenses of printing and distributing prospectuses and reports used for sales purposes, expenses of preparing and printing sales literature and other distribution-related expenses.

         The Distribution Plan will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons of the Trust" and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan ("Independent Trustees"). The Distributor will provide to the Trustees of the Trust a quarterly written report of amounts expended by it under the Distribution Plan and the purposes for which such expenditures were made. The Distribution Plan further provides that the selection and nomination of the Trust's Independent Trustees shall be committed to the discretion of the Independent Trustees. The Distribution Plan may be terminated at any time by a vote of a majority of the Trust's Independent Trustees or by a vote of the shareholders of the Fund. The Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of shareholders and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Independent Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years the Distributor will preserve such copies in an easily accessible place.

                                   Distributor

         The Trust has entered into a Distribution Agreement, dated November 25, 1997 with CBIS. For the fiscal period November 25, 1997 to July 31, 1998, the Trust reimbursed CBIS in the amount of $0. For the fiscal year ended July 31, 1999 the Trust reimbursed CBIS in the amount of $0. For the fiscal year ended July 31, 1999, no payments were made by the Trust under the Distribution Plan for any of the following: (i) advertising; (ii) the printing and mailing of prospectuses to other than current shareholders; (iii) compensation to underwriters; (iv) compensation to broker-dealers; (v) compensation to sales personnel; and (vi) interest, carrying, or other finance charges.

         CBIS Financial Services, Inc. replaced Signature as the Trust's Distributor, effective November 26, 1997. For the fiscal year ended July 31, 1997 and the period July 31, 1997 to November 26, 1997, the Trust did not accrue or pay any distribution fees to Signature.

                          Transfer Agent and Custodian

         The Trust has entered into a Transfer Agency and Service Agreement, dated August 3, 1998, with Sunstone pursuant to which Sunstone acts as the Transfer Agent for the Fund. The Portfolio has entered into a Transfer Agency Agreement with Investors Bank & Trust Company ("IBT"), pursuant to which IBT acts as the Transfer Agent for the Portfolio. For its services, Sunstone will receive such compensation as may from time to time be agreed upon by Sunstone and the Fund, subject to an annual minimum fee of $20,000. Each Transfer Agent maintains an account for each shareholder of the Fund or the Portfolio, performs other transfer agency functions and acts as dividend disbursing agent for the Fund and the Portfolio.

         Pursuant to a Custodian Agreement, dated September 15, 1995, between the Fund and IBT (the "Custodian"), IBT acts as custodian of the Fund's assets (i.e., cash and the Fund's interest in the Portfolio). IBT also acts as custodian of the Portfolio's assets pursuant to a Custodian Agreement. The Custodian's responsibilities include safeguarding and controlling the Portfolio's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Portfolio's investments, maintaining books of original entry for Portfolio and Fund accounting and other required books and accounts, and calculating the daily net asset value of shares of the Portfolio. Securities held by the Portfolio may be deposited into certain securities depositories. The Custodian does not determine the investment policies of the Portfolio or decide which securities the Portfolio will buy or sell. The Portfolio may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities transactions.

          For their services, Sunstone and IBT will receive such compensation as may from time to time be agreed upon by each of them and the Fund or the Portfolio.

                             6. INDEPENDENT AUDITORS

         KPMG LLP are the independent auditors for the Trust and the Portfolio, providing audit services, tax return preparation, and assistance with the review of filings with the SEC.


                       7. CHARITABLE CONTRIBUTION PROGRAM

         The Fund is designed to enable an investor to share with charity, specifically with DEVCAP NonProfit, on an annual basis the return on his or her investment in the Fund. When a shareholder makes an initial purchase of shares of the Fund, the shareholder may declare an intention to make an annual donation to DEVCAP Non-Profit on his or her account application. Each year, DEVCAP Non-Profit will direct the shareholder's donation to non-profit organizations (primarily Catholic Relief Services, Inc.) working to improve the welfare of underprivileged people in developing countries through grants or loans for micro- enterprises and other economic development programs.

         After the initial purchase of shares and contribution election, a shareholder may elect to contribute to DEVCAP Non-Profit a different portion of the shareholder's annual contribution basis, so long as the shareholder elects to contribute 10%, 25%, 50%, 75% or 100% of the shareholder's annual contribution basis. Alternatively, a shareholder may elect not to contribute any portion of the shareholder's annual contribution basis. On or about the third week of November, the Fund will mail a notice to each shareholder of record indicating the dollar amount of the shareholder's estimated contribution for that year, based on the shareholder's then-current contribution election and the shareholder's estimated annual contribution basis on that date. To change a shareholder's contribution election, the shareholder must notify the Fund in writing or by telephone on or before the second Friday of that December, at the Fund's address for these purposes: DEVCAP Shared Return Fund, P.O. Box 2152, Milwaukee, WI 53201-2152. The telephone number for these purposes is (800) 371-2655, Option 3. By the end of the following January, the Fund will mail a notice to each shareholder of record indicating the dollar amount of the shareholder's actual contribution for the previous year. This contribution will be made by deducting shares in the Fund whose fair market value is equal to the shareholder's annual contribution. The fair market value of the Fund share donation will generally be tax deductible, as explained in more detail under the "Taxation" Section of this Statement of Additional Information.

         A shareholder's annual contribution basis is the change in value of that particular shareholder's account between (a) January 1 or the date of the shareholder's initial investment and (b) the second Friday of each December, adjusted for redemptions, distributions and purchases. The shareholder's annual contribution will be calculated by the Fund's transfer agent on or about the second Friday of each December with the following formula:

        Account value at Year-End Calculation Date (including reinvested distributions, if any)

                                      PLUS

                 Shareholder redemptions during the year, if any

                                      PLUS

            Cash distributions from the Fund during the year, if any

                                      MINUS

                  Shareholder purchases during the year, if any

                                      MINUS

    Account value at (a) beginning of year or (b) date of initial investment



                 EQUALS SHAREHOLDER'S ANNUAL CONTRIBUTION BASIS

         The shareholder's annual contribution is calculated by multiplying the shareholder's annual contribution basis by the shareholder's contribution election.

         On or before the second Friday of each December, a shareholder's annual contribution basis will be finalized using the above formula. If a shareholder's annual contribution basis has been zero, or if a shareholder's account has been closed before the end of the year, or if the specified percentage has been reduced to zero after proper notice to the Fund, no contribution will result. A shareholder may still make a contribution by using the convenient donation form provided by DEVCAP Non-Profit for that purpose.

         Note that, notwithstanding the above formula, if a shareholder liquidates his or her total investment in the Fund before the year-end calculation date, the shareholder's annual contribution will be deemed to be zero. The method of calculation of the shareholder's annual contribution combined with the shareholder's contribution election could result in a complete redemption of the shareholder's end of year account.

         In general, shareholders participating in the Charitable Contribution Program will not incur a net tax liability from their charitable contribution to DEVCAP Non-Profit. The Board of Trustees believes no tax liability arises due to donation of shares in the Fund to DEVCAP Non-Profit and that an investor will be permitted to take an itemized tax deduction for the fair market value of the donation so long as the investor has held the shares for more than 12 months on the date of the donation. However, certain taxpayers may be subject to limits on itemized deductions or charitable deductions on their U.S. or state tax returns. Shareholders are advised to consult with their tax advisers with respect to the particular tax consequences to them of an investment in the Fund and participation in the Charitable Contribution Program. Shareholders that do not itemize deductions on their Federal tax returns will not receive a Federal deduction for donations to DEVCAP Non-Profit.

         Shareholders desiring to make a contribution to DEVCAP Non-Profit outside the Charitable Contribution Program, either in cash or in kind (i.e., by donating shares of the Fund or other non-cash assets), should contact DEVCAP Non-Profit directly at 800-371-2655.


                                   8. TAXATION

         Each year the Fund intends to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Provided the Fund qualifies as a "regulated investment company" under the Code, and distributes all of its net investment income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, the Fund will not be required to pay any federal income or excise taxes and will not be required to pay Massachusetts income or excise taxes. If the Fund should fail to qualify as a "regulated investment company" in any year, the Fund would incur a regular corporate federal income tax upon its taxable income and would be required to pay Massachusetts income and excise taxes. Additionally, Fund distributions would generally be taxable as ordinary dividend income to the shareholders.

         It is assumed that, (1) the Portfolio will be treated for federal income tax purposes as a partnership and (2) for purposes of determining whether the Fund satisfies the income and diversification requirements to maintain its status as a regulated investment company, the Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio's assets and will be deemed to be entitled to the Portfolio's income or loss attributable to that share. The Portfolio has advised the Fund that it intends to conduct its operations so as to enable its investors, including the Fund, to satisfy those requirements.

         Shareholders of the Fund normally will be required to pay federal income taxes, and any state or local taxes, on distributions of net investment income and net realized capital gains from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. A portion of the Fund's distributions from net investment income is normally eligible for the corporate dividends received deduction if the recipient otherwise qualifies for that deduction with respect to its holding of Fund shares. Availability of the deduction for a particular corporate shareholder is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gains for federal income tax purposes without regard to the length of time the shareholders have held their shares.

         Amounts not distributed on a timely basis in accordance with the calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must, and intends to, distribute during each calendar year substantially all of its ordinary income for that year and substantially all of its capital gain in excess of its capital losses for that year, plus any undistributed ordinary income and capital gains from previous years. Any Fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the divided is declared. The Fund will notify shareholders regarding the federal tax status of its distributions after the end of each calendar year.

         Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution.
Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

         In general, any gain or loss realized upon a taxable disposition of shares of the Fund by a shareholder that holds such shares as a capital asset will be treated as long-term capital gain or loss if the shares have been held for more than twelve months. Any gain or loss realized upon shares held for less than 12 months will be treated as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

         The maximum tax rate for individual taxpayers on net long-term capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss) is 20% for most assets held for more than 12 months at the time of disposition. A lower rate of 18% will apply after December 31, 2000 for assets held for more than 5 years. However, the 18% rate applies only to assets acquired after December 31, 2000 unless the taxpayer elects to treat an asset held prior to such date as sold for fair market value on January 1, 2001. In the case of individuals whose ordinary income is taxed at a 15% rate, the 20% rate for assets held for more than 12 months is reduced to 10% and the 18% rate for assets held for more than 5 years is reduced to 8%.

         As noted above, it is assumed that the Portfolio will be treated as a partnership for federal income tax purposes. As such, the Portfolio is not subject to federal income taxation. Instead, the Fund must take into account, in computing its federal income tax liability, its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Withdrawals by the Fund from the Portfolio generally will not result in the Fund recognizing any gain or loss for federal income tax purposes, except that: (1) gain will be recognized to the extent that any cash distributions exceed the basis of the Fund's interest in the Portfolio prior to the distribution; (2) income or gain will be realized if the withdrawal is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the

Portfolio; and (3) loss will be recognized if the distribution is in liquidation of that entire interest consisting solely of cash and/or unrealized receivables and such distribution is less than the tax basis of the Fund's interest in the Portfolio. The basis of the Fund's interest in the Portfolio generally equals the amount of cash and the basis of any property that the Fund invests in the Portfolio, increased by the Fund's share of income from the Portfolio and decreased by the Fund's share of losses from the Portfolio and the amount of any cash distributions and the basis of any property distributed from the Portfolio.

         The Portfolio is organized as a New York trust. The Portfolio is not subject to any income or franchise tax in the State of New York or the Commonwealth of Massachusetts. The investment by the Fund in the Portfolio does not cause the Fund to be liable for any income or franchise tax in the State of New York.

         Fund shareholders may be subject to state and local taxes on Fund distributions to them. Shareholders are advised to consult with their tax advisers with respect to the particular tax consequences.

                  Tax Deductibility of Charitable Contributions

         The Charitable Contribution Program of the Fund (the "Program") has been designed so that individual investors utilizing the cash method of accounting who donate to DEVCAP Non-Profit through the Program will be entitled to a tax deduction equal to the fair market value of the Fund shares donated in the taxable year in which the donation is made provided the investor held such shares for more than one year on the date of the donation. If shares are held for one year or less, the investor may be able to deduct the cost of the Fund shares donated. Under the Program, the charitable donation will be made on or about the second Friday of each December, thus tracking the taxable year for most individual investors in the Fund. The Fund will provide investors with the documentation needed to substantiate this tax deduction. For more information see the "Charitable Contribution Program" section in this Statement of Additional Information.

         The tax effect of the donation for a particular investor of the Fund may vary according to the individual circumstances of that investor. For example, the Code sets an upper limit on the dollar amount of tax deductions that can be taken by individual taxpayers for charitable donations in a given year. In view of the foregoing, as well as the possibility of other tax consequences of the donation to particular investors, potential purchasers of the Fund should consult their own tax advisors in determining the federal, state, local and other tax consequences of purchasing shares of the Fund and participating in the Program.

         DEVCAP Non-Profit's partner, CRS, is recognized by the United States Internal Revenue Service (the "IRS") as a tax-exempt, section 501(c)(3) organization under the Code. CRS is not a "private foundation" within the meaning of the Code. In addition, on October 18, 1995, DEVCAP Non-Profit received from the IRS recognition as a tax-exempt "supporting organization," a category of exemption available under sections 501(c)(3) and 509(a)(3) of the Code for organizations that are engaged solely in activities designed to support other tax-exempt charitable organizations.

         The Program has been structured so that investors are provided an opportunity to donate to DEVCAP Non-Profit each year. The Fund has been structured this way in order to allow the contributions made through the Program to be tax deductible donations made to non-profit organizations under existing interpretations of section 170(c) of the Code. Investors should recognize, however, that neither the Fund nor DEVCAP Non-Profit are tax advisers, that existing law and interpretations thereof may be modified, and that no ruling has been sought from the IRS confirming the tax deductible nature of Program contributions. Nevertheless, the IRS has been informed of the details of the Program in DEVCAP Non-Profit's filing for recognition as a section 501(c)(3) organization, and the Fund believes that the granting of tax-exempt status to DEVCAP Non-Profit represents approval of DEVCAP Non-Profit's activities, including the Program, and confirmation that the donations are tax deductible.

               9. PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         Specific decisions to purchase or sell securities for the Portfolio are made by a portfolio manager who is an employee of the Submanager and who is appointed and supervised by its senior officers. Changes in the Portfolio's investments are reviewed by its Board of Trustees. The portfolio manager of the Portfolio may serve other clients of the Submanager in a similar capacity.

         The Portfolio's primary consideration in placing securities transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Submanager attempts to achieve this result by selecting broker-dealers to execute transactions on behalf of the Portfolio and other clients of the Submanager on the basis of their professional capability, the value and quality of their brokerage services, and the level of their brokerage commissions. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the Submanager normally seeks to deal directly with the primary market makers, unless in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Submanager on the tender of the Portfolio's securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Portfolio by the Submanager. At present no other recapture arrangements are in effect. Consistent with the foregoing primary consideration, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Portfolio may determine, the Submanager may consider sales of shares of the Fund and of securities of other investors in the Portfolio as a factor in the selection of broker-dealers to execute the Portfolio's securities transactions.

         Under the Submanagement Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Submanager may cause the Portfolio to pay a broker-dealer acting on an agency basis which provides brokerage and research services to the Submanager or the Investment Manager an amount of commission for effecting a securities transaction for the Portfolio in excess of the amount other broker- dealers would have charged for the transaction if the Submanager determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Submanager's or the Investment Manager's overall responsibilities to the Portfolio or to its other clients. Not all of such services are useful or of value in advising the Portfolio.

         The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement. However, because of the Portfolio's policy of investing in accordance with the Domini Social Index, the Submanager and the Investment Manager currently intend to make only a limited use of such brokerage and research services.

         Although commissions paid on every transaction will, in the judgment of the Submanager, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolio and the Submanager's or the Investment Manager's other clients, in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement. Certain broker-dealers may be willing to furnish statistical, research and other factual information or services to the Submanager or the Investment Manager for no consideration other than brokerage or underwriting commissions.

         The Submanager and the Investment Manager attempt to evaluate the quality of research provided by brokers. The Submanager and the Investment Manager sometimes use evaluations resulting from this effort as a consideration in the selection of brokers to execute portfolio transactions. However, neither the Submanager nor the Investment Manager is able to quantify the amount of commissions which are paid as a result of such research because a substantial number of transactions are effected through brokers which provide research but which are selected principally because of their execution capabilities.

         The fees that the Portfolio pays to the Submanager and the Investment Manager will not be reduced as a consequence of the Portfolio's receipt of brokerage and research services. To the extent the Portfolio's securities transactions are used to obtain brokerage and research services, the brokerage commissions paid by the Portfolio will exceed those that might otherwise be paid for such portfolio transactions and research, by an amount which cannot be presently determined. Such services may be useful and of value to the Submanager or the Investment Manager in serving both the Portfolio and other clients and, conversely, such services obtained by the placement of brokerage business of other clients may be useful to the Submanager or the Investment Manager in carrying out its obligations to the Portfolio. While such services are not expected to reduce the expenses of the Submanager or the Investment Manager, the Submanager or the Investment Manager would, through use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.

         For the fiscal years ended July 31, 1997, 1998 and 1999, respectively, the Portfolio paid brokerage commissions of $101,337, $175,344 and $327,338, respectively. For the fiscal years ended July 31, 1997, 1998 and 1999, respectively, the Fund did not pay any brokerage commissions. The Fund did not pay brokerage commissions to any affiliated brokers or dealers during the fiscal years ended July 31, 1997, 1998 and 1999. For the fiscal year ended July 31, 1999, the Fund did not pay any brokerage commissions for brokerage transactions directed to a broker because of research services provided.

         In certain instances there may be securities which are suitable for the Portfolio as well as for one or more of the Submanager's or the Investment
Manager's other clients. Investment decisions for the Portfolio and for the Submanager's or the Investment Manager's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.


            10. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Fund's Declaration of Trust permits the Fund's Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. Each share represents an equal proportionate interest in the Fund with each other share. Upon liquidation or dissolution of the Fund, the Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders. The Fund reserves the right to create and issue a number of series of shares, in which case the shares of each series would participate equally in the earnings, dividends and assets of the particular series (except for any differences among classes of shares of a series). Shares of each series would be entitled to vote separately to approve advisory agreements or changes in investment policy, but shares of all series may vote together in the election or selection of Trustees, principal underwriters and accountants for the Fund. Upon liquidation or dissolution of the Fund, the shareholders of each series would be entitled to share pro rata in the net assets of their respective series available for distribution to shareholders.

         Shareholders are entitled to one vote for each share held. Shareholders in the Fund do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Fund may elect all of the Trustees of the Fund if they choose to do so; in such event the other shareholders in the Fund would not be able to elect any Trustee. The Fund is not required to hold annual meetings of shareholders but the Fund will hold special meetings of shareholders when in the judgment of the Fund's Trustees it is necessary or desirable to submit matters for a shareholder vote. No material amendment may be made to the Fund's Declaration of Trust without the affirmative vote of the holders of a majority of its outstanding shares. Shares have no preference, preemptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. The Fund may enter into a merger or consolidation, or sell all or substantially all of its assets, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Trustees of the Fund recommend such sale of assets, the approval by vote of the holders of a majority of the Fund's outstanding shares will be sufficient. The Fund may also be terminated upon liquidation and distribution of its assets, if approved by the vote of the holders of two-thirds of its outstanding shares. If not so terminated, the Fund will continue indefinitely. Stock certificates are issued only upon the written request of a shareholder.

         The Fund is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and provides for indemnification and reimbursement of expenses out of Fund property for any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides that the Fund shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Fund itself was unable to meet its obligations.

         The Declaration of Trust further provides that obligations of the Fund are not binding upon the Trustees individually but only upon the property of the Fund and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Fund protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

         Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each Fund Business Day. At the close of each such business day, the value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business on the following Fund Business Day.


                            11. FINANCIAL STATEMENTS

         The financial statements of the Fund and the Portfolio for the fiscal year ended July 31, 1999 have been filed as part of the Fund's annual report with the SEC pursuant to Section 30b of the 1940 Act and Rule 30b2-1 thereunder, and are incorporated herein by reference. A copy of such the annual report will be provided, without charge, to shareholders of the Fund.

                                     PART C

                                OTHER INFORMATION

                                  DEVCAP TRUST


Item 23.  Exhibits

       Exhibit
       Number    Description of Exhibit
       -------   ----------------------

         (a) Amended and Restated Declaration of Trust, dated September 15, 1995.(3)

         (b)      By-Laws.

         (c) Specimen of certificate representing ownership of Registrant's shares of beneficial interest.(1)

         (d)      Not Applicable.

         (e)(1) Distribution Agreement, dated October 5, 1995, between Registrant and Signature Broker-Dealer Services, Inc. ("SBDS").(1)

         (e)(2) Distribution Agreement, dated November 25, 1997, between Registrant and CBIS Financial Services, Inc. ("CBIS").(5)

         (f)      Not Applicable.

         (g)      Custodian   Agreement,   dated  September  15,  1995,  between
                  Registrant and Investors Bank & Trust Company ("IBT").(1)

         (h)(1) Administrative Services Agreement, dated October 5, 1995, between Registrant and SBDS.(4)

         (h)(2) Administration Agreement, dated November 4, 1997, between Registrant and Sunstone Financial Group, Inc. ("Sunstone").(5)

         (h)(3) Form of Transfer Agency and Services Agreement, between Registrant and Fundamental Shareholder Services, Inc.(2)

         (h)(4) Transfer Agency Agreement, dated August 3, 1998, between Registrant and Sunstone Investor Services, LLC ("SIS").(5)

         (i)      Opinion and Consent of Counsel.(2)

        (j)(1)    Consent of Independent Auditors.(6)

        (j)(2) Consent of Independent Auditors with respect to Domini Social Index Portfolio.(5)

         (k)       None.

        (l)       Investment representation letters of initial shareholders.(2)

        (m) Distribution and Services Plan of the Registrant adopted on October 5, 1995.(1)

        (n)       Financial Data Schedule.(6)

        (o)       Not applicable.

        (p)(1)    Powers of Attorney. (4)

        (p)(2)    Powers of Attorney of Domini Social Index Portfolio.(6)

        (p)(3) Power of Attorney for Karen Paul of Domini Social Index Portfolio.(7)

--------------
(1) Incorporated herein by reference from Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-1A (File Nos. 33-94668 and 811-9070) (the "Registration Statement"), as filed with the Securities and Exchange Commission (the "SEC") on September 8, 1995.

(2) Incorporated herein by reference from Pre-Effective Amendment No. 2 to the Registration Statement, as filed with the SEC on October 11, 1995.

(3)       Incorporated  herein  by  reference  from   Post-Effective   Amendment
          ("Post-Effective Amendment") No. 1 to the Registration Statement, as filed with the SEC on March 28, 1996.

(4) Incorporated herein by reference from Post-Effective Amendment No. 3, as filed with the SEC on October 16, 1997.

(5) Incorporated herein by reference from Post-Effective Amendment No. 4, as filed with the SEC on November 25, 1998.

(6) Incorporated herein by reference from Post-Effective Amendment No. 5, as filed with the SEC on September 30, 1999.

(7)       Filed herewith.



Item 24.     Persons Controlled by or Under Common Control with Registrant.

             Not applicable.



Item 25.     Indemnification.

Reference  is made to  Section  5.3 of  Registrant's  Declaration  of Trust  and
Article 4 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


Item 26.     Business and Other Connections of Investment Manager.

             Not Applicable.



Item 27.     Principal Underwriters.

             (a) CBIS is the distributor (the "Distributor") for the shares of the Registrant. CBIS does not also serve as the principal underwriter or placement agent for other registered investment companies.

             (b)  The   following   are  the   directors  and  officers  of  the
Distributor. The principal business address of these individuals is 915 Harger Road, Oak Brook, Illinois 60521-1476, unless otherwise noted.

              Brother Michael W. O'Hern, President, Secretary, Treasurer and sole director.

              Neal J. Berkowitz, Finance and Operations Principal.

              (c)  Not applicable.


Item 28.     Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the Rules thereunder will be maintained at the offices of:

Sunstone Financial Group, Inc., 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202 (records relating to its functions as principal underwriter and administrator.)

Investors Bank & Trust Company, 89 South Street, Boston, Massachusetts 02111 (records relating to its functions as custodian).

Sunstone Investor Services, LLC, 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202 (records relating to its functions as transfer agent).

Item 29.     Management Services.

             Not applicable.



Item 30.     Undertakings.

             Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 6 to Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore, State of Maryland, on November 29, 1999.


                                        DEVCAP TRUST


                                        By: /s/  Joseph N. St. Clair
                                           ----------------------------------
                                        Name:  Joseph N. St. Clair
                                        Title:  President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 6 to Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated on November 29, 1999.


SIGNATURE                            TITLE                                              DATE
---------                            -----                                              ----

/s/ Joseph N. St. Clair              President, Treasurer and Secretary            November 29, 1999
------------------------             (Principal Executive and
Joseph N. St. Clair                  Accounting and Financial Officer)


/s/  James R. Arnold                 Assistant Secretary                           November 29, 1999
-------------------------
James R. Arnold


/s/ Gilbert H. Crawford              Trustee                                       November 29, 1999
------------------------
Gilbert H. Crawford


/s/ Stephen D. Cashin                Trustee                                       November 29, 1999
-----------------------
Stephen D. Cashin


/s/ Donald Carcieri                  Trustee                                       November 29, 1999
-----------------------
Donald Carcieri



* Pursuant to Powers of Attorney filed with Post-Effective Amendment No. 3, as filed with the SEC on October 16, 1997.

                                   SIGNATURES

         Domini Social Index Portfolio has duly caused this Post Effective Amendment No. 6 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the November 29, 1999.

                                       DOMINI SOCIAL INDEX PORTFOLIO

                                       By:  /s/ Amy L. Domini
                                          -------------------------------------
                                          Name:   Amy L. Domini
                                          Title:  President


         This Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities indicated below on November 29, 1999.


Signature                            Title
---------                            -----

/s/ Amy L. Domini                    President (Principal Executive Officer) and
--------------------------------     Trustee of Domini Social Index Portfolio
Amy L. Domini

                                     Treasurer (Principal Accounting and
/s/  Carole M. Laible                Financial Officer) of Domini Social Index
--------------------------------     Portfolio
Carole M. Laible


/s/ Julia Elizabeth Harris**         Trustee of Domini Social Index Portfolio
--------------------------------
Julia Elizabeth Harris


/s/ Kirsten S. Moy**                 Trustee of Domini Social Index Portfolio
--------------------------------
Kirsten S. Moy


/s/  William C. Osborn**             Trustee of Domini Social Index Portfolio
--------------------------------
William C. Osborn


/s/ Karen Paul*                      Trustee of Domini Social Index Portfolio
--------------------------------
Karen Paul


/s/ Gregory A. Ratliff**             Trustee of Domini Social Index Portfolio
--------------------------------
Gregory A. Ratliff


/s/ Timothy H. Smith**               Trustee of Domini Social Index Portfolio
--------------------------------
Timothy H. Smith


/s/ Frederick C. Williamson, Sr.**   Trustee of Domini Social Index Portfolio
--------------------------------
Frederick C. Williamson, Sr.


**By: /s/ Amy L. Domini              Executed by Amy L. Domini on behalf of
--------------------------------     those indicated pursuant to Powers of
Amy L. Domini                        Attorney


* Pursuant to the Power of Attorney filed herewith.

** Pursuant to Powers of Attorney filed with Post-Effective Amendment No. 5, as filed with the SEC on September 30, 1999.

                                  DEVCAP TRUST
                            Devcap Shared Return Fund

                                  EXHIBIT INDEX
                                       TO
                         POST-EFFECTIVE AMENDMENT NO. 6
                                       TO
                             REGISTRATION STATEMENT
                                  ON FORM N-1A





Exhibit No.     Description of Document
-----------     -----------------------

    p(3)        Power of Attorney for Karen Paul

                                                                  Exhibit (p)(3)



                                POWER OF ATTORNEY

                                POWER OF ATTORNEY


         The undersigned hereby  constitutes and appoints Amy L. Domini,  Carole
M. Laible, Sigward M. Moser, and David P. Wieder, and each of them, with full powers of substitution as his true and lawful attorneys and agents to execute in his name and on his behalf in any and all capacities the Registration Statements on Form N-1A, and any and all amendments thereto, filed by Domini Social Equity Fund, and the Domini International Trust, (each, a "Trust"), or the Registration Statement(s), and any and all amendments thereto, filed by any othe r investor (collectively, with each Trust, the "Investors") in Domini social Index Portfolio (the "Portfolio") (insofar as each of the Investors invests all its assets in the Portfolio), with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and any and all instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable any of the Investors or the Portfolio, as applicable to comply with such Acts, the rules, regulations and requirements of the Securities and Exchange Commission, and the securities or Blue Sky laws of any state or other jurisdiction, and the undersigned hereby ratifies and confirms as his own act and deed any and all acts that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof. Any one of such attorneys and agents have, and may exercise, all of the powers hereby conferred.

         IN WITNESS WHEREOF, the undersigned has executed this instrument as of the 30th day of September, 1999.


                                               /s/ Karen Paul
                                               ---------------------------------
                                               Karen Paul